June 30, 2001

Semi-Annual Report 01

                                                           Asset Allocation Fund
                                                                 Bond Index Fund
                                                               Money Market Fund
                                                              S&P 500 Stock Fund



                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                                           Barclays Global Investors Funds, Inc.

Table of Contents

To Our Shareholders.........................................    1

Market Overview.............................................    2

Managers' Discussion and Analysis...........................    3


Barclays Global Investors Funds, Inc.

  Financial Statements......................................    7

  Financial Highlights......................................   10

  Notes to the Financial Statements.........................   12


Master Investment Portfolio

  Schedules of Investments

    Asset Allocation Master Portfolio.......................   14

    Bond Index Master Portfolio.............................   21

    Money Market Master Portfolio...........................   27

    S&P 500 Index Master Portfolio..........................   29

Financial Statements........................................   36

Notes to the Financial Statements...........................   38

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders

     The first half of the 2001 fiscal year was marked with continued volatility. Highlights from the six-month period include:

     . The Nasdaq Composite Index experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

     . The Federal Reserve Board lowered short-term interest rates six times during the first half of the year, decreasing the federal funds rate to 3.75% and the discount rate to 3.25%.

     .  The jobless rate reached 4.55%, its highest level in ten years.

     . The Federal government passed a 10-year, $1.35 trillion tax-cut package that will provide tax rebates in the third quarter of 2001.

     As we look back on another period of market volatility, we urge investors to maintain a long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                            August 2001

Barclays Global Investors Funds Market Overview
Six Month Period Ending June 30, 2001

U.S. Equity Markets

     The U.S. stock market endured another volatile period, dipping to historic first quarter lows before erasing some of those losses in the second quarter. As the year opened, consumer confidence, marked as the "critical factor" by Federal Reserve Chairman Alan Greenspan, plunged to its lowest level in four years. Earnings disappointments, job cuts, and weak economic indicators continued to plague equity markets. Driven by continued weakness among technology stocks, The Nasdaq experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

     On April 4, the Nasdaq reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") began an aggressive campaign to prevent the sagging economy from slipping into recession. After six rate cuts in as many months, the Fed lowered short-term rates a total of 2.75%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate that would inject capital into the economy in the third quarter.

     Mixed economic signs emerged throughout the period. Industrial output figures reached their lowest levels in five years, GDP growth, initially reported at 2%, was revised down to 1.3% and jobless claims reached new highs. However, figures for housing starts and consumer prices showed signs of life and revived investor optimism. By the end of the period, the combination of the Fed's actions, the anticipated positive effects of tax rebates, and intermittent positive economic signs provided enough encouragement to drive markets up, although not enough to compensate for the losses suffered early in the year. The technology sector, which led the decline in the first few months of the year, bounced back impressively in the second quarter, and growth stocks charged past value stocks during the second quarter. For the six-month period ended June 30, 2001, the S&P 500 declined 6.70%, and the Nasdaq Composite Index declined 12.39%.

U.S. Fixed-income Markets

     Like U.S. equity markets, bond markets experienced a volatile first half of 2001. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance pattern was opposite the equities markets'. During the first few months of the year, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains: during the first quarter alone, the yield on 3-month Treasury paper fell 1.6% to 4.3%.

     Corporate bonds also enjoyed a strong first quarter. As corporate spreads tightened from historical peaks, corporate bonds outperformed duration-matched Treasury bonds by 1.5% during the first three months of the year. Both the Lehman Aggregate and Government/Credit Indices benefited from the broad rally in investment-grade spread issues, registering first quarter returns of 3.0% and 3.2%, respectively.

     During the second quarter, the signs of possible economic recovery that buoyed equity markets hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The Federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower through the second quarter. The combination of lower short-term rates and higher long-term rates caused the yield curve to steepen during the period. As a result, the spread between the 2- and 30-year issues widened from 0.37% to 1.52% -- its largest gap since February 1994.

Managers' Discussion & Analysis


                             Asset Allocation Fund
                           Performance as of 6/30/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

Asset Allocation Fund                     One Year (06/30/00-06/30/01)   (7.76)%
                                                             Five Year    11.80%
                                Since Inception Date (7/2/93-06/30/01)    11.55%
--------------------------------------------------------------------------------

Average annual total return represents the Asset Allocation Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's past performance is no guarantee of future results. The Investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. Indexes are statistical composites that track specified financial markets or sectors. Unlike the Funds, Indexes do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

     The Asset Allocation Fund's benchmark is composed of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers 20+ Bond Index. For the six-month period ended June 30, 2001, the S&P 500 Index declined 6.70%, and the Lehman Brothers 20+ Index declined 1.06%. For the period, the benchmark fell 4.14%.

     The Federal Reserve Board's (the "Fed") aggressive campaign against potential recession was the dominant theme for the first half of the year. Corporations, particularly those in the technology sector, continued to announce layoffs and issue revenue warnings. Newly released economic indicators also showed weak prospects for future economic growth. In response, the Fed lowered rates throughout the first half of the year in an effort to revive the slumping economy. By the end of June, the Fed had cut rates six times (in as many months) for a total drop of 2.75%, reducing the federal funds rate from 6.50% to 3.75%.

     Although equity performance for the first quarter was poor, by April markets appeared to respond to the Fed's actions. Some positive economic signs also began to emerge, although others, most notably troubling unemployment numbers, continued to cloud the forecast. The Federal government's tax cut, which would inject capital in the third quarter of this year, helped to add a dose of optimism to a confused market. Ultimately, investors responded positively to the prospect of future economic growth, and markets enjoyed a healthy second quarter. For the year, though, performance numbers remained negative for most markets.

     Bond markets' performance was opposite that of equity markets during the six-month period ended June 30. During the first quarter, as the Fed eased interest rates, the bond markets rallied, outperforming equities for the first quarter. However, the signs of renewed economic strength that drove up equity markets in the second quarter had the reverse effect on bonds: long-term yields rose, pulling bond prices down.

     The Asset Allocation Fund entered the year 20% underweight bonds, 15% overweight equities, and 5% overweight cash. The overall mix was 75% equities, 20% bonds and 5% cash. The Fund rebalanced in April, buying bonds and selling cash because cash had appreciated relative to bond prices. In May, the Fund sold equities, which had rallied, and bought bonds. After this rebalancing, the Fund stood at 70% equities 30% bonds, and 0% cash. The Fund maintained this posture for the remainder of the period ended June 30, 2001.

The Asset Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis

                                Bond Index Fund
                           Performance as of 6/30/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

Bond Index Fund                             One Year (06/30/00-06/30/01)  11.23%
                                                               Five Year   7.11%
                                  Since Inception Date (7/2/93-06/30/01)   6.15%
--------------------------------------------------------------------------------

Average annual total return represents the Bond Index Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's past performance is no guarantee of future results. The Investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. Indexes are statistical composites that track specified financial markets or sectors. Unlike the Funds, Indexes do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

     The Bond Index Fund seeks to track the Lehman Brothers Government/Credit Bond Index. For the six-month period ended June 30, 2001, the Lehman Brothers Government/Credit Bond Index gained 3.51%.

     Underlying the return of the bond market during the first half of 2001 was a robust performance in the first quarter, followed by a decline in bond prices during the second quarter. The slowing economic environment that hurt equity markets during the first quarter boosted bond returns. Slowing growth led to lower interest rates, especially for short-term bonds.

     Following three interest rate cuts in the first quarter, the Federal Reserve Board (the "Fed") cut rates an additional three times in the second quarter, reducing the Federal Funds target rate to 3.75%. However, the last of the six rate cuts was only 0.25%, signaling that the easing cycle may be near its end. This, along with indications that the economy is stabilizing and may be poised for a rebound later this year, caused long-term rates to rise during the second quarter. Another factor driving up yields of long-term Treasury bonds was the newly enacted tax cut, which translated into lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not buy back as many of its outstanding bonds. Therefore, long-term Treasury bonds gave back some of the "scarcity premium" gains they enjoyed in 2000.

     During the six-month period ended June 30, 2001, the yield of the 3-month Treasury Bill declined considerably: from its 5.89% level in January, the yield dropped to 3.65% by June 30. The 2-year note dropped from 5.09% to 4.24%. The yields of longer-term bonds rose: the 10-year benchmark yield climbed from 5.11% to 5.41%, and the 30-year yield rose from 5.46% to 5.76%. The combination of lower short-term rates (due to Fed easing) and higher long-term rates (due to the stabilizing economy and lower Treasury surpluses) caused the yield curve to continue steepening. As a result, the spread between the 2- and 30-year issues climbed to 1.52% -- its widest level since February 1994.

     In the investment grade bond market, all of the major sectors outperformed Treasuries for the year. Corporate bonds outperformed duration-matched Treasuries by 2.82% during the first half of the year, outperforming Treasuries in every month besides February. Capitalizing on lower borrowing rates, corporate issuance has been very strong in 2001, setting a single-month record in May with over $80 billion brought to market. Agencies and mortgage-backed securities also outperformed Treasuries, although the returns of mortgage-backed securities were hurt by elevated prepayments caused by lower interest rates.

The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis

                               Money Market Fund
                           Performance as of 6/30/01

--------------------------------------------------------------------------------
                                Seven-day Yield
--------------------------------------------------------------------------------

Money Market Fund                                               06/30/01   3.74%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended
June 30, 2001. "Annualized yield" refers to the interest you would earn if you held a share of the Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administrations and management.

     As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate (GDP) was reported at a modest 1.0%, the Fed continued their aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S. economy. Because the prospects for a quick U.S. growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May Federal Open Market Committee meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed their easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

     Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

     During the second quarter, the Fund purchased three-and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

     On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

The Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis

                              S&P 500 Stock Fund
                           Performance as of 6/30/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

S&P 500 Stock Fund                        One Year (06/30/00-06/30/01)  (14.98)%
                                                             Five Year    14.17%
                                Since Inception Date (7/2/93-06/30/01)    15.28%
--------------------------------------------------------------------------------

Average annual total return represents the S&P 500 Stock Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's past performance is no guarantee of future results. The Investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. Indexes are statistical composites that track specified financial markets or sectors. Unlike the Funds, Indexes do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

     The S&P 500 Stock Fund seeks to track the S&P 500 Index. For the six-month period ended June 30, 2001, the S&P 500 Index declined 6.70%.

     In response to volatile equity markets, weak corporate revenues, and poor economic indicators, the Federal Reserve Board (the "Fed") took aggressive action in the first half of the year. The Fed lowered short-term interest rates six times in six months in an attempt to revive the sluggish economy and keep recession at bay. By the end of June, the federal funds rate stood at 3.75%, its lowest level in more than seven years and 2.75% below its January 2001 level. During the first quarter, the moves appeared to do little to stem the tide of earnings warnings and job cuts, particularly from the technology sector. Markets languished, turning in historically low first quarter performance numbers.

     By April, however, some encouraging economic indicators began to point to the prospect of a healthy economy. However, positive economic news was countered by discouraging reports of high unemployment numbers. The federal government also contributed a positive note with a tax cut that might help to stimulate the economy. While economic indicators remained mixed in the second quarter, many investors became more cautiously optimistic. By the end of the first half, equity markets had rebounded enough to offset some of the losses of the first few months of the year, although not enough to bring performance numbers back into positive territory.

     Most of the industry sectors within the Index delivered negative returns for the first half of the year. Not surprisingly, the information technology sector suffered the biggest declines, dropping 16.37% for the six-month period ended June 30, 2001. Because this sector also represents the largest component of the Index (accounting for 18.50% of the Index as of June 30, 2001), its losses contributed significantly to the overall negative performance. Other groups that posted losses included health care (12.86% of the Index as of June 30, 2001), which declined 15.40%, and utilities (3.73% of the Index), which fell 12.66%. Consumer staples (7.57% of the Index) also struggled, dropping 11.48%. The only two sectors that managed to post positive returns were consumer discretionary (13.27% of the Index as of June 30) and materials (2.52% of the Index as of June 30), which gained 8.66% and 4.50%, respectively.

     Despite poor sector returns, three of the Index's top ten holdings posted robust returns for the period. The second largest holding in the Index, Microsoft, rebounded to return 68.30% for the six-month period ended June 30, 2001. Microsoft represented 3.56% of the Index as of June 30, 2001, so its gain helped overall Index performance. AOL Time Warner and IBM, which represent 2.13% and 1.78% of the Index as of June 30, also fared well during the first half, returning 52.30% and 33.25%, respectively. On the negative side, Pfizer (2.29% of the Index as of June 30, 2001) and American International Group (1.82% of the Index), declined 12.51% and 13.67%, respectively.

The S&P 500 Stock Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 Asset          Bond         Money          S&P 500
                                                                            Allocation         Index        Market            Stock
                                                                                  Fund          Fund          Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 In corresponding Master Portfolio, at market value (Note 1)              $365,022,063   $75,627,877   $70,361,871   $1,576,071,821
                                                                          ------------   -----------   -----------   --------------
Total Assets                                                               365,022,063    75,627,877    70,361,871    1,576,071,821
                                                                          ------------   -----------   -----------   --------------
LIABILITIES
Payables:
 Distribution to shareholders                                                  554,723       375,989       233,490        4,279,356
 Administration fees (Note 2)                                                   76,637        50,466         6,313          176,381
                                                                          ------------   -----------   -----------   --------------
Total Liabilities                                                              631,360       426,455       239,803        4,455,737
                                                                          ------------   -----------   -----------   --------------
NET ASSETS                                                                $364,390,703   $75,201,422   $70,122,068   $1,571,616,084
                                                                          ============   ===========   ===========   ==============

Net assets consist of:
 Paid-in capital                                                          $359,207,234   $80,292,378   $70,205,201   $1,263,615,352
 Distributions in excess of net investment income                             (109,686)     (447,953)           --           (4,152)
 Undistributed net realized gain (loss) on investments                       2,798,622    (2,649,010)      (83,133)      69,441,116
 Net unrealized appreciation (depreciation) of investments                   2,494,533    (1,993,993)           --      238,563,768
                                                                          ------------   -----------   -----------   --------------
NET ASSETS                                                                $364,390,703   $75,201,422   $70,122,068   $1,571,616,084
                                                                          ============   ===========   ===========   ==============
Shares outstanding                                                          35,422,576     7,864,416    70,177,897       79,594,759
                                                                          ============   ===========   ===========   ==============
Net asset value and offering price per share                              $      10.29   $      9.56   $      1.00   $        19.75
                                                                          ============   ===========   ===========   ==============
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                 Asset         Bond        Money         S&P 500
                                                                            Allocation        Index       Market           Stock
                                                                                  Fund         Fund         Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING MASTER PORTFOLIO
 Dividends                                                                $  1,617,039   $       --   $       --   $   9,926,825
 Interest                                                                    3,199,884    2,269,658    1,912,042         526,854
 Expenses                                                                     (666,813)     (29,121)     (35,746)       (412,480)
                                                                          ------------   ----------   ----------   -------------
Net investment income allocated from corresponding Master Portfolio          4,150,110    2,240,537    1,876,296      10,041,199
                                                                          ------------   ----------   ----------   -------------
FUND EXPENSES (Note 2)
 Administration fees                                                           761,919       54,586      125,901       1,246,659
                                                                          ------------   ----------   ----------   -------------
Total fund expenses                                                            761,919       54,586      125,901       1,246,659
                                                                          ------------   ----------   ----------   -------------
Net investment income                                                        3,388,191    2,185,951    1,750,395       8,794,540
                                                                          ------------   ----------   ----------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
 Net realized gain (loss)                                                   (5,604,846)      39,055        1,542      29,660,637
 Net change in unrealized appreciation (depreciation)                      (18,924,808)     155,793           --    (160,396,053)
                                                                          ------------   ----------   ----------   -------------
Net gain (loss) on investments                                             (24,529,654)     194,848        1,542    (130,735,416)
                                                                          ------------   ----------   ----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $(21,141,463)  $2,380,799   $1,751,937   $(121,940,876)
                                                                          ============   ==========   ==========   =============
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Asset Allocation Fund                      Bond Index Fund
                                                          ----------------------------------    ---------------------------------
                                                           For the Six                           For the Six
                                                          Months Ended               For the    Months Ended              For the
                                                         June 30, 2001            Year Ended   June 30, 2001           Year Ended
                                                            (Unaudited)    December 31, 2000      (Unaudited)    December 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                         $  3,388,191       $  12,632,084    $  2,185,951       $   6,626,275
 Net realized gain (loss)                                        (5,604,846)         58,575,725          39,055          (2,289,675)
 Net change in unrealized appreciation (depreciation)           (18,924,808)        (63,241,484)        155,793           5,455,006
                                                               ------------       -------------    ------------       -------------
Net increase (decrease) in net assets resulting from
 operations                                                     (21,141,463)          7,966,325       2,380,799           9,791,606
                                                               ------------       -------------    ------------       -------------
Distributions to shareholders:
 From net investment income                                      (3,451,395)        (12,673,604)     (2,289,891)         (6,663,117)
 From net realized gain on sale of investments                           --         (55,000,275)             --                  --
                                                               ------------       -------------    ------------       -------------
Total distributions to shareholders                              (3,451,395)        (67,673,879)     (2,289,891)         (6,663,117)
                                                               ------------       -------------    ------------       -------------
Capital share transactions:
 Proceeds from shares sold                                       72,567,181         130,570,874      20,397,164          73,730,881
 Net asset value of shares issued in reinvestment of
  dividends and distributions                                     2,809,598          65,895,443       1,891,155          6,597,856
 Cost of shares redeemed                                        (96,310,887)       (289,364,530)    (16,228,383)       (147,791,527)
                                                               ------------       -------------    ------------       -------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                    (20,934,108)        (92,898,213)      6,059,936        (67,462,790)
                                                               ------------       -------------    ------------       ------------
Increase (decrease) in net assets                               (45,526,966)       (152,605,767)      6,150,844        (64,334,301)

NET ASSETS:
Beginning of period                                             409,917,669         562,523,436      69,050,578         133,384,879
                                                               ------------       -------------    ------------       ------------
End of period                                                  $364,390,703       $ 409,917,669    $ 75,201,422       $  69,050,578
                                                               ============       =============    ============       =============
Undistributed (distributions in excess of) net
  investment income included in net assets at end of
  period                                                       $   (109,686)      $      20,423    $   (447,953)      $          --
                                                               ============       =============    ============       =============

SHARES ISSUED AND REDEEMED:
 Shares sold                                                      6,746,924          10,227,037       2,113,428           8,020,448
 Shares issued in reinvestment of dividends and
  distributions                                                     268,710           5,791,033         196,470             716,025
 Shares redeemed                                                 (9,050,664)        (23,307,623)     (1,682,352)        (16,072,440)
                                                               ------------       -------------    ------------       -------------
Net increase (decrease) in shares outstanding                    (2,035,030)         (7,289,553)        627,546          (7,335,967)
                                                               ============       =============    ============       =============
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                          Money Market Fund                      S&P 500 Stock Fund
                                                       ------------------------------------   -------------------------------------
                                                            For the Six                            For the Six
                                                           Months Ended              For the      Months Ended              For the
                                                          June 30, 2001           Year Ended     June 30, 2001           Year Ended
                                                            (Unaudited)    December 31, 2000       (Unaudited)    December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                    $   1,750,395       $   6,776,805    $    8,794,540      $    26,245,531
 Net realized gain                                                1,542                  10        29,660,637          712,645,868
 Net change in unrealized appreciation (depreciation)                --                  --      (160,396,053)        (956,432,046)
                                                          -------------       -------------    --------------      ---------------
Net increase (decrease) in net assets resulting
 from operations                                              1,751,937           6,776,815      (121,940,876)        (217,540,647)
                                                          -------------       -------------    --------------      ---------------
Distributions to shareholders:
 From net investment income                                  (1,750,395)         (6,776,805)      (10,256,416)         (26,805,817)
 From net realized gain on sale of investments                       --                  --                --         (246,594,544)
                                                          -------------       -------------    --------------      ---------------
Total distributions to shareholders                          (1,750,395)         (6,776,805)      (10,256,416)        (273,400,361)
                                                          -------------       -------------    --------------      ---------------
Capital share transactions:
 Proceeds from shares sold                                  107,789,069         111,740,435       245,662,783          658,202,919
 Net asset value of shares issued in reinvestment of
  dividends and distributions                                   242,955             247,053         5,915,201          271,439,151
 Cost of shares redeemed                                   (111,346,067)       (181,810,530)     (419,505,753)      (1,411,397,923)
                                                          -------------       -------------    --------------      ---------------
Net decrease in net assets resulting from capital share
 transactions                                                (3,314,043)        (69,823,042)     (167,927,769)        (481,755,853)
                                                          -------------       -------------    --------------      ---------------
Decrease in net assets                                       (3,312,501)        (69,823,032)     (300,125,061)        (972,696,861)

NET ASSETS:
Beginning of period                                          73,434,569         143,257,601     1,871,741,145        2,844,438,006
                                                          -------------       -------------    --------------      ---------------
End of period                                             $  70,122,068       $  73,434,569    $1,571,616,084      $ 1,871,741,145
                                                          =============       =============    ==============      ===============
Undistributed (distributions in excess of) net
investment income included in net assets  at end of
period                                                    $          --       $          --    $       (4,152)     $     1,457,724
                                                          =============       =============    ==============      ===============

SHARES ISSUED AND REDEEMED:
 Shares sold                                                107,789,069         111,740,435        12,093,280           25,512,577
 Shares issued in reinvestment of dividends and
  distributions                                                 242,955             247,053           316,152           12,206,751
 Shares redeemed                                           (111,346,067)       (181,810,530)      (20,555,248)         (55,203,992)
                                                          -------------       -------------    --------------      ---------------
Net decrease in shares outstanding                           (3,314,043)        (69,823,042)       (8,145,816)         (17,484,664)
                                                          =============       =============    ==============      ===============
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                      ---------------------------------------------------------------------------------
                                           Six Months
                                                Ended
                                        Jun. 30, 2001        Year Ended     Period Ended     Year Ended      Year Ended
                                          (Unaudited)     Dec. 31, 2000   Dec. 31, 1999*  Feb. 28, 1999   Feb. 28, 1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                  $    10.94         $    12.57      $    14.07      $    13.50      $    12.12
                                         ----------         ----------      ----------      ----------      ----------
Income from investment
 operations:
 Net investment income                         0.10 (3)           0.31            0.29            0.26            0.44
 Net realized and unrealized
  gain (loss) on investments                  (0.65)(3)          (0.16)           1.08            2.07            2.68
                                         ----------         ----------      ----------      ----------      ----------
Total from investment
 operations                                   (0.55)              0.15            1.37            2.33            3.12
                                         ----------         ----------      ----------      ----------      ----------
Less distributions:
 From net investment income                   (0.10)             (0.31)          (0.29)          (0.26)          (0.44)
 From net realized gain                          --              (1.47)          (2.58)          (1.50)          (1.30)
                                         ----------         ----------      ----------      ----------      ----------
Total distributions                           (0.10)             (1.78)          (2.87)          (1.76)          (1.74)
                                         ----------         ----------      ----------      ----------      ----------
Net asset value, end of period           $    10.29         $    10.94      $    12.57      $    14.07      $    13.50
                                         ==========         ==========      ==========      ==========      ==========
Total return                                  (5.07)%**           1.11%           9.95%**        17.83%          27.10%
                                         ==========         ==========      ==========      ==========      ==========
Ratios/supplemental data:

Net assets, end of period
 (000s)                                  $  364,391         $  409,918      $  562,523      $  599,093      $  534,746
Ratio of expenses to average net
assets+                                        0.75%              0.75%           0.75%           0.75%           0.75%
Ratio of net investment
 income to average net assets+                 1.78%(3)           2.43%           2.36%           1.84%           3.37%
Portfolio turnover rate++                        24%                53%             39%             33%             57%
----------------------------------------------------------------------------------------------------------------------

                                                 Asset allocation Fund
----------------------------------------------------------------------


                                         Year Ended         Year Ended
                                      Feb. 28, 1997      Feb. 29, 1996
----------------------------------------------------------------------
Net asset value, beginning of
 period                                  $    11.83         $     9.93
                                         ----------         ----------
Income from investment
 operations:
 Net investment income                         0.47               0.40
 Net realized and unrealized
 gain (loss) on investments                    1.02               1.90
                                         ----------         ----------
Total from investment
 operations                                    1.49               2.30
                                         ----------         ----------
Less distributions:
 From net investment
  income                                      (0.47)             (0.40)
 From net realized gain                       (0.73)                --
                                         ----------         ----------
Total distributions                           (1.20)             (0.40)
                                         ----------         ----------
Net asset value, end of period           $    12.12         $    11.83
                                         ==========         ==========
Total return                                  13.09%             23.54%
                                         ==========         ==========
Ratios/Supplemental data:
 Net assets, end of period
  (000s)                                 $  431,585         $  397,930
 Ratio of expenses to average
  net assets+                                  0.75%              0.75%
 Ratio of net investment
  income to average net
  assets+                                      3.95%              3.62%
 Portfolio turnover rate++                       43%                40%
----------------------------------------------------------------------

                                                                          Bond Index Fund
                                   ------------------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                         Jun. 30, 2001       Year Ended     Period Ended     Year Ended      Year Ended
                                           (Unaudited)    Dec. 31, 2000   Dec. 31, 1999*  Feb. 28, 1999   Feb. 28, 1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                      $   9.54          $   9.15      $     9.73       $    9.73       $    9.43
                                             --------          --------      ----------       ---------       ---------
Income from investment
 operations:
 Net investment income                           0.24(3)           0.63            0.50            0.60            0.64
 Net realized and unrealized
  gain (loss) on investments                     0.08(3)           0.40           (0.58)             --            0.30
                                             --------          --------      ----------       ---------       ---------
Total from investment
 operations                                      0.32              1.03           (0.08)           0.60            0.94
                                             --------          --------      ----------       ---------       ---------
Less distributions:
 From net investment income                     (0.30)            (0.64)          (0.50)          (0.60)          (0.64)
                                             --------          --------      ----------       ---------       ---------
Total distributions                             (0.30)            (0.64)          (0.50)          (0.60)          (0.64)
                                             --------          --------      ----------       ---------       ---------
Net asset value, end of period               $   9.56          $   9.54      $     9.15       $    9.73       $    9.73
                                             ========          ========      ==========       =========       =========
Total return                                     3.38%**          11.76%          (0.82)%**        6.24%          10.36%
                                             ========          ========      ==========       =========       =========
Ratios/Supplemental data:
 Net assets, end of period
  (000s)                                     $ 75,201          $ 69,051      $  133,385       $  126,733      $  93,776
Ratio of expenses to
 average net assets(1)+                          0.23%             0.23%           0.23%            0.23%          0.23%
Ratio of net investment
 income to average net
 assets(2)+                                      5.99%(3)          6.59%           6.30%            6.10%          6.66%
Portfolio turnover rate++                          22%               52%             25%              28%            59%
-----------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets prior to
     waived fees and
     reimbursed expenses                          N/A             N/A              N/A               N/A            N/A
(2)  Ratio of net investment
     income (loss) to average
     net assets prior to waived
     fees and reimbursed
     expenses                                     N/A             N/A              N/A               N/A            N/A
-----------------------------------------------------------------------------------------------------------------------

                                                       Bond Index Fund
                                       -------------------------------

                                            Year Ended      Year Ended
                                         Feb. 28, 1997   Feb. 29, 1996
----------------------------------------------------------------------
Net asset value, beginning of
 period                                       $   9.66         $  9.20
                                              --------         -------
Income from investment
  operations:
  Net investment income                           0.63            0.64
  Net realized and unrealized
   gain (loss) on investments                    (0.23)           0.46
                                              --------         -------
Total from investment
  operations                                      0.40            1.10
                                              --------         -------
Less distributions:
  From net investment income                     (0.63)          (0.64)
                                              --------         -------
Total distributions                              (0.63)          (0.64)
                                              --------         -------
Net asset value, end of period                $   9.43         $  9.66
                                              ========         =======
Total return                                      4.32%          12.17%
                                              ========         =======
Ratios/Supplemental data:
  Net assets, end of period
    (000s)                                    $129,469         $58,090
  Ratio of expenses to
    average net assets(1)+                        0.23%           0.23%
  Ratio of net investment
    income to average net
    assets(2)+                                    6.69%           6.67%
  Portfolio turnover rate++                         39%             21%
----------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets prior to
     waived fees and
     reimbursed expenses                          0.32%           0.53%
(2)  Ratio of net investment
     income (loss) to average
     net assets prior to waived
     fees and reimbursed
     expenses                                     6.60%           6.37%
----------------------------------------------------------------------


  * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
 **   Not annualized.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
(3) Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios have adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect on this change on the Asset Allocation Fund for the six months ended June 30, 2001 was to decrease net investment income per share by $0.002, increase net realized and unrealized gain
      (loss) per share by $0.002 and decrease the ratio of net investment income to average net assets from 1.81% to 1.78%. The effect of this change on the Bond Index Fund for the six months ended June 30, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized net gain (loss) per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.33% to 5.99%. Per Share and ratios/ supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                                                                                   Money Market Fund
                             -------------------------------------------------------------------------------------------------------
                               Six Months
                                    Ended
                            Jun. 30, 2001     Year Ended   Period Ended      Year Ended     Year Ended     Year Ended     Year Ended
                               (Unaudited) Dec. 31, 2000  Dec. 31, 1999*  Feb. 28, 1999  Feb. 28, 1998  Feb. 28, 1997  Feb. 29, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of Period                     $   1.00     $     1.00        $   1.00       $    1.00      $    1.00     $   1.00        $   1.00
                               --------     ----------        --------       ---------      ---------     --------        --------
Income from investment
 operations:
 Net investment income             0.02           0.06            0.04            0.05           0.05         0.05            0.05
 Net realized and
  unrealized loss on
  investments                        --          (0.00)***          --              --             --           --              --
                               --------     ----------        --------       ---------      ---------     --------        --------
Total from investment
 operations                        0.02           0.06            0.04            0.05           0.05         0.05            0.05
                               --------     ----------        --------       ---------      ---------     --------        --------
Less distributions:
 From net investment
  income                          (0.02)         (0.06)          (0.04)          (0.05)         (0.05)       (0.05)          (0.05)
                               --------     ----------        --------       ---------      ---------     --------        --------
Total distributions               (0.02)         (0.06)          (0.04)          (0.05)         (0.05)       (0.05)          (0.05)
                               --------     ----------        --------       ---------      ---------     --------        --------
Net asset value, end of
 period                        $   1.00     $     1.00        $   1.00       $    1.00      $    1.00     $   1.00        $   1.00
                               ========     ==========        ========       =========      =========     ========        ========
Total return                       2.44%**        6.17%           4.14%**         5.15%          5.35%        5.10%           5.60%
                               ========     ==========        ========       =========      =========     ========        ========
Ratios/Supplemental data:
Net assets, end of period
 (000s)                        $ 70,122     $   73,435        $143,258       $ 205,317      $ 180,375     $177,046        $156,852
Ratio of expenses to
 average net assets(1)+            0.45%          0.45%           0.45%           0.45%          0.45%        0.45%           0.45%
Ratio of net investment
 income to average net
 assets(2)+                        4.95%          5.94%           4.86%           4.62%          5.23%        4.96%           5.44%
----------------------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets
     prior to waived fees
     and reimbursed expenses       N/A            N/A              N/A           N/A           N/A            0.48%           0.49%
(2)  Ratio of net
     investment income
     (loss) to average net
     assets prior to waived
     fees and reimbursed
     expenses                      N/A             N/A             N/A          N/A            N/A            4.93%           5.40%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 S&P 500 Stock Fund
                             ------------------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                              Jun. 30, 2001     Year Ended   Period Ended     Year Ended     Year Ended    Year Ended    Year Ended
                               (Unaudited)   Dec. 31, 2000  Dec. 31, 1999* Feb. 28, 1999  Feb. 28, 1998 Feb. 28, 1997 Feb. 29, 1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $    21.33    $    27.03    $    24.80      $    22.08      $    17.03    $    14.02    $  10.83
                                 ----------    ----------    ----------      ----------      ----------    ----------    --------
Income from investment
 operations:
 Net investment income                 0.11          0.29          0.29            0.34            0.33          0.32        0.31
 Net realized and
  unrealized gain (loss)
  on investments                      (1.56)        (2.76)         4.47            3.87            5.46          3.23        3.36
                                 ----------    ----------    ----------      ----------      ----------    ----------    --------
Total from investment
 operations                           (1.45)        (2.47)         4.76            4.21            5.79          3.55        3.67
                                 ----------    ----------    ----------      ----------      ----------    ----------    --------
Less distributions:
 From net investment
  income                              (0.13)        (0.29)        (0.34)          (0.34)          (0.33)        (0.32)      (0.30)
 From net realized gain                  --         (2.94)        (2.19)          (1.15)          (0.41)        (0.22)      (0.18)
                                 ----------    ----------    ----------      ----------      ----------    ----------    --------
Total distributions                   (0.13)        (3.23)        (2.53)          (1.49)          (0.74)        (0.54)      (0.48)
                                 ----------    ----------    ----------      ----------      ----------    ----------    --------
Net asset value, end of
 period                          $    19.75    $    21.33    $    27.03      $    24.80      $    22.08    $    17.03    $  14.02
                                 ==========    ==========    ==========      ==========      ==========    ==========    ========
Total return                          (6.79)%**     (9.34)%       19.67%**        19.50%          34.62%        25.82%      34.35%
                                 ==========    ==========    ==========      ==========      ==========    ==========    ========
Ratios/supplemental Data:
 Net assets, end of period
  (000s)                         $1,571,616    $1,871,741    $2,844,438      $2,543,456      $2,292,433    $1,423,024    $882,696
 Ratio of expenses to
 average net assets(1)+                0.20%         0.20%         0.20%           0.20%           0.20%         0.20%       0.20%
Ratio of net investment
 income to average net
 assets(2)+                            1.06%         1.07%         1.29%           1.45%           1.73%         2.15%       2.52%
Portfolio turnover rate++                 4%           10%            7%             11%              6%            4%          2%
---------------------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets
     prior to waived fees
     and reimbursed expenses            N/A           N/A           N/A             N/A             N/A           0.22%      0.26%
(2)  Ratio of net
     investment income
     (loss) to average net
     assets prior to waived
     fees and reimbursed
     expenses                           N/A           N/A           N/A             N/A             N/A           2.13%      2.46%
---------------------------------------------------------------------------------------------------------------------------------

   * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
  **     Not annualized.
 ***     Rounds to less than zero.
   + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master
         Portfolio.
  ++ Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  Significant Accounting Policies

     Barclays Global Investors Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios (formerly the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds).

     These financial statements relate to the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds (each, a "Fund", collectively, the "Funds").

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy And Security Valuation

     Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 15.36%, 10.02% and 54.28% for the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of June 30, 2001). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective.

     Security Transactions And Income Recognition

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

     Change In Accounting Policy

     Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, these Master Portfolios did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Asset Allocation and Bond Index Funds, but resulted in a decrease in undistributed net investment income of $66,905 and $344,013, respectively, with a corresponding increase in net unrealized appreciation (depreciation) of $66,905 and $344,013, respectively, based on securities held by their corresponding Master Portfolios and the Funds' interests in their respective Master Portfolios on January 1, 2001.

     The effect of this change on the Asset Allocation Fund for the six months ended June 30, 2001, was to decrease net investment income by $57,697, increase net unrealized appreciation (depreciation) by $35,198, and increase net realized gain (loss) by $22,499. The effect on the Bond Index Fund for the six months ended June 30, 2001, was to decrease net investment income by $511,539, increase net unrealized appreciation (depreciation) by $461,817, and increase net realized gain (loss) by $49,722. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

Barclays Global Investors Funds, Inc.
Notes To The Financial Statements (Unaudited) (Continued)

     Distributions To Shareholders

     Distributions to shareholders from net investment income of the Asset Allocation and Bond Index Funds are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

     Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

     The following Funds had tax basis net capital loss carryforwards at December 31, 2000, the tax year end of the Funds:



     -------------------------------------------------------------------------
                          EXPIRING  EXPIRING  EXPIRING    EXPIRING       TOTAL
     FUND                     2003      2005      2007        2008

     -------------------------------------------------------------------------
     Bond Index Fund       $    --   $   957  $234,882  $2,251,911  $2,487,750
     Money Market Fund      53,107    31,568        --          --      84,675
     -------------------------------------------------------------------------

     Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2.  Agreements And Other Transactions With Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

     Stephens Inc. ("Stephens"), is the Funds' distributor. Stephens does not receive a fee for providing distribution services to the Funds.

     The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators. Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee of 0.40%, 0.15%, 0.35% and 0.15% of the average daily net assets from the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively.

     Certain officers and directors of the Company are also officers of Stephens. As of June 30, 2001 these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3.  Capital Share Transactions

     As of June 30, 2001, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company, with the following number of shares allocated to each Fund: Asset Allocation (400 million shares); Bond Index (500 million shares); Money Market (3 billion shares) and S&P 500 Stock (300 million shares). Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


Security                           Shares     Value
------------------------------------------------------

COMMON STOCKS - 65.68%


ADVERTISING - 0.19%
------------------------------------------------------
Interpublic Group of Companies
  Inc.*                             8,176  $   239,966
Omnicom Group Inc.                  3,782      325,252
TMP Worldwide Inc.+*                2,300      135,953
------------------------------------------------------
                                               701,171
------------------------------------------------------

AEROSPACE / DEFENSE - 0.80%
------------------------------------------------------
Boeing Co.                         18,675    1,038,330
General Dynamics Corp.              4,335      337,306
Goodrich (B.F.) Co.                 2,168       82,341
Lockheed Martin Corp.               9,413      348,752
Northrop Grumman Corp.              1,865      149,386
Raytheon Co.+                       7,411      196,762
United Technologies Corp.          10,287      753,626
------------------------------------------------------
                                             2,906,503
------------------------------------------------------

AIRLINES - 0.16%
------------------------------------------------------
AMR Corp.+                          3,255      117,603
Delta Air Lines Inc.                2,731      120,382
Southwest Airlines Co.             16,596      306,860
U.S. Airways Group Inc.+*           1,464       35,575
------------------------------------------------------
                                               580,420
------------------------------------------------------

APPAREL - 0.12%
------------------------------------------------------
Liz Claiborne Inc.                  1,112       56,100
Nike Inc. "B"                       5,871      246,523
Reebok International Ltd.*          1,196       38,212
VF Corp.                            2,422       88,112
------------------------------------------------------
                                               428,947
------------------------------------------------------

AUTO MANUFACTURERS - 0.52%
------------------------------------------------------
Ford Motor Company                 40,242      987,941
General Motors Corp. "A"           11,989      771,492
Navistar International Corp.+       1,354       38,088
PACCAR Inc.                         1,722       88,545
------------------------------------------------------
                                             1,886,066
------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.15%
------------------------------------------------------
Cooper Tire & Rubber Co.            1,596       22,663
Dana Corp.                          3,230       75,388
Delphi Automotive Systems Corp.    12,255      195,222
Goodyear Tire & Rubber Co.          3,460       96,880
TRW Inc.                            2,679      109,839
Visteon Corp.                       2,845       52,291
------------------------------------------------------
                                               552,283
------------------------------------------------------

BANKS - 4.49%
------------------------------------------------------
AmSouth Bancorp                     8,231      152,191
Bank of America Corp.              35,032    2,102,971
Bank of New York Co. Inc.          16,149      775,152
Bank One Corp.                     25,198      902,088
BB&T Corp.                          8,788      322,520
Charter One Financial Inc.          4,500      143,550
Comerica Inc.                       3,797  $   218,707
Fifth Third Bancorp                12,370      742,818
First Union Corp.                  21,390      747,367
FleetBoston Financial Corp.        23,614      931,572
Golden West Financial Corp.         3,465      222,592
Huntington Bancshares Inc.          5,520       90,252
JP Morgan Chase & Co.              42,692    1,904,063
KeyCorp                             9,309      242,499
Mellon Financial Corp.             10,625      488,750
National City Corp.                13,290      409,066
Northern Trust Corp.                4,773      298,312
PNC Financial Services Group        6,352      417,898
Regions Financial Corp.             5,298      169,536
SouthTrust Corp.                    7,379      191,854
State Street Corp.                  7,112      351,973
SunTrust Banks Inc.                 6,492      420,532
Synovus Financial Corp.             6,333      198,730
U.S. Bancorp                       41,926      955,494
Union Planters Corp.                3,037      132,413
Wachovia Corp.                      4,580      325,867
Washington Mutual Inc.             19,009      713,788
Wells Fargo & Company              37,256    1,729,796
Zions Bancorp                       1,444       85,196
------------------------------------------------------
                                            16,387,547
------------------------------------------------------

BEVERAGES - 1.38%
------------------------------------------------------
Anheuser-Busch Companies Inc.      19,682      810,898
Brown-Forman Corp. "B"              1,508       96,422
Coca-Cola Co.                      54,249    2,441,205
Coca-Cola Enterprises Inc.          9,130      149,275
Coors (Adolf) Company "B"             772       38,739
Pepsi Bottling Group Inc.           3,085      123,708
PepsiCo Inc.                       31,503    1,392,433
------------------------------------------------------
                                             5,052,680
------------------------------------------------------

BIOTECHNOLOGY - 0.48%
------------------------------------------------------
Amgen Inc.+                        22,714    1,378,286
Biogen Inc.+                        3,195      173,680
Chiron Corp.+                       4,162      212,262
------------------------------------------------------
                                             1,764,228
------------------------------------------------------

BUILDING MATERIALS - 0.10%
------------------------------------------------------
Masco Corp.                         9,749      243,335
Vulcan Materials Co.                2,163      116,261
------------------------------------------------------
                                               359,596
------------------------------------------------------

CHEMICALS - 0.79%
------------------------------------------------------
Air Products & Chemicals Inc.       4,999      228,704
Ashland Inc.                        1,446       57,985
Dow Chemical Co.                   19,544      649,838
Du Pont (E.I.) de Nemours          22,699    1,095,000
Eastman Chemical Co.                1,726       82,209
Engelhard Corp.                     2,806       72,367
Great Lakes Chemical Corp.*         1,076       33,195
Hercules Inc.                       2,333       26,363

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)

Security                                   Shares    Value
-------------------------------------------------------------

CHEMICALS (Continued)
-------------------------------------------------------------
PPG Industries Inc.                         3,636  $  191,145
Praxair Inc.                                3,468     162,996
Rohm & Haas Co. "A"                         4,763     156,703
Sherwin-Williams Co.                        3,528      78,322
Sigma-Aldrich Corp.                         1,625      62,757
-------------------------------------------------------------
                                                    2,897,584
-------------------------------------------------------------

COMMERCIAL SERVICES - 0.56%
-------------------------------------------------------------
Block (H & R) Inc.                          2,040     131,682
Cendant Corp.+                             17,389     339,085
Concord EFS Inc.+*                          5,161     268,424
Convergys Corp.+                            3,728     112,772
Deluxe Corp.                                1,603      46,327
Donnelley (R.R.) & Sons Co.                 2,718      80,725
Ecolab Inc.                                 2,776     113,733
Equifax Inc.                                3,017     110,664
McKesson HBOC Inc.                          6,231     231,295
Moody's Corp.                               3,481     116,613
Paychex Inc.                                8,148     325,920
Quintiles Transnational Corp.+              2,488      62,822
Robert Half International Inc.+             3,930      97,818
-------------------------------------------------------------
                                                    2,037,880
-------------------------------------------------------------

COMPUTERS - 4.15%
-------------------------------------------------------------
Apple Computer Inc.+                        7,542     175,351
Cisco Systems Inc.+                       158,599   2,886,502
Compaq Computer Corp.                      36,828     564,205
Computer Sciences Corp.+                    3,637     125,840
Dell Computer Corp.+                       56,396   1,474,755
Electronic Data Systems Corp.              10,155     634,687
EMC Corp.+                                 47,707   1,385,888
Gateway Inc.+                               7,103     116,844
Hewlett-Packard Co.                        42,108   1,204,289
International Business Machines
  Corp.                                    37,905   4,302,217
Lexmark International Group Inc.
  "A"+                                      2,768     186,148
NCR Corp.+                                  2,036      95,692
Network Appliance Inc.+                     7,064      96,777
Palm Inc.+                                 12,357      75,007
Sapient Corp.+*                             2,630      25,642
Sun Microsystems Inc.+                     71,052   1,116,937
Unisys Corp.+                               6,953     102,279
Veritas Software Corp.+                     8,857     589,256
-------------------------------------------------------------
                                                   15,158,316
-------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.15%
-------------------------------------------------------------
Alberto-Culver Co. "B"*                     1,279      53,769
Avon Products Inc.                          5,117     236,815
Colgate-Palmolive Co.                      12,400     731,476
Gillette Co.                               22,977     666,103
International Flavors & Fragrances
  Inc.                                      2,130      53,527
Kimberly-Clark Corp.                       11,695     653,750
Procter & Gamble Co.                       28,317   1,806,625
-------------------------------------------------------------
                                                    4,202,065
-------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.16%
-------------------------------------------------------------
Costco Wholesale Corp.+                     9,734  $  399,873
Genuine Parts Co.                           3,750     118,125
Grainger (W.W.) Inc.                        1,985      81,703
-------------------------------------------------------------
                                                      599,701
-------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.46%
-------------------------------------------------------------
American Express Co.                       28,954   1,123,415
Bear Stearns Companies Inc.                 2,332     137,518
Capital One Financial Corp.                 4,277     256,620
Citigroup Inc.                            109,522   5,787,142
Countrywide Credit Industries Inc.          2,505     114,929
Fannie Mae                                 21,858   1,861,209
Franklin Resources Inc.                     5,746     262,994
Freddie Mac                                15,200   1,064,000
Household International Inc.               10,209     680,940
Lehman Brothers Holdings Inc.               5,377     418,062
MBNA Corp.                                 18,553     611,321
Merrill Lynch & Co. Inc.                   17,870   1,058,797
Morgan Stanley Dean Witter & Co.           24,332   1,562,844
Providian Financial Corp.*                  6,234     369,053
Schwab (Charles) Corp.                     30,160     461,448
Stilwell Financial Inc.                     4,845     162,598
T Rowe Price Group Inc.                     2,695     100,766
USA Education Inc.                          3,499     255,427
-------------------------------------------------------------
                                                   16,289,083
-------------------------------------------------------------

ELECTRIC - 1.77%
-------------------------------------------------------------
AES Corp.+                                 11,585     498,734
Allegheny Energy Inc.                       2,671     128,876
Ameren Corp.                                3,012     128,612
American Electric Power Inc.                7,031     324,621
Calpine Corp.+                              6,491     245,360
Cinergy Corp.                               3,496     122,185
CMS Energy Corp.                            2,826      78,704
Consolidated Edison Inc.*                   4,620     183,876
Constellation Energy Group Inc.             3,533     150,506
Dominion Resources Inc.                     5,203     312,856
DTE Energy Co.                              3,757     174,475
Duke Energy Corp.                          16,758     653,730
Edison International                        7,192      80,191
Entergy Corp.                               4,830     185,424
Exelon Corp.                                6,921     443,775
FirstEnergy Corp.                           4,882     157,005
FPL Group Inc.                              3,781     227,654
GPU Inc.*                                   2,703      95,010
Mirant Corp.+                               7,352     252,909
Niagara Mohawk Holdings Inc.+               3,531      62,463
NiSource Inc.                               4,420     120,799
PG&E Corp.                                  8,523      95,458
Pinnacle West Capital Corp.                 1,841      87,263
PPL Corp.                                   3,109     170,995
Progress Energy Inc.                        4,480     201,242
Public Service Enterprise Group
  Inc.                                      4,598     224,842
Reliant Energy Inc.                         6,410     206,466
Southern Co.*                              14,786     343,774
TXU Corporation                             5,666     273,045

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                     Shares       Value
---------------------------------------------------------------

ELECTRIC (Continued)
---------------------------------------------------------------
Xcel Energy Inc.                              7,488  $  213,034
---------------------------------------------------------------
                                                      6,443,884
---------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
---------------------------------------------------------------
American Power Conversion Corp.+              4,233      66,670
Emerson Electric Co.                          9,406     569,063
Molex Inc.                                    4,276     156,202
Power-One Inc.*                               1,747      29,070
---------------------------------------------------------------
                                                        821,005
---------------------------------------------------------------

ELECTRONICS - 0.45%
---------------------------------------------------------------
Agilent Technologies Inc.+                    9,984     324,480
Applera Corp. - Applied Biosystems
  Group                                       4,597     122,970
Jabil Circuit Inc.+                           4,127     127,359
Johnson Controls Inc.                         1,864     135,084
Millipore Corp.                               1,024      63,468
Parker Hannifin Corp.                         2,552     108,307
PerkinElmer Inc.                              2,198      60,511
Sanmina Corp.+                                6,685     156,496
Solectron Corp.+                             14,144     258,835
Symbol Technologies Inc.                      4,799     106,538
Tektronix Inc.+                               2,124      57,667
Thermo Electron Corp.+                        3,929      86,517
Thomas & Betts Corp.                          1,325      29,243
---------------------------------------------------------------
                                                      1,637,475
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
---------------------------------------------------------------
Fluor Corp.                                   1,597      72,105
---------------------------------------------------------------
                                                         72,105
---------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.14%
---------------------------------------------------------------
Allied Waste Industries Inc.+                 4,310      80,511
Waste Management Inc.                        13,570     418,227
---------------------------------------------------------------
                                                        498,738
---------------------------------------------------------------

FOOD - 1.42%
---------------------------------------------------------------
Albertson's Inc.                              8,979     269,280
Archer-Daniels-Midland Co.                   13,877     180,401
Campbell Soup Co.                             9,161     235,896
ConAgra Foods Inc.                           11,752     232,807
General Mills Inc.                            6,158     269,597
Heinz (H.J.) Co.                              7,603     310,887
Hershey Foods Corp.                           2,906     179,329
Kellogg Co.                                   8,900     258,100
Kroger Co.+                                  17,879     446,975
Quaker Oats Co.                               2,801     255,591
Ralston Purina Group                          6,736     202,215
Safeway Inc.+                                10,964     526,272
Sara Lee Corp.                               17,186     325,503
SUPERVALU Inc.                                2,881      50,562
Sysco Corp.                                  14,733     400,001
Unilever NV - NY Shares                      12,432     740,574
Winn-Dixie Stores Inc.                        3,007      78,573
Wrigley (William Jr.) Co.                     4,884  $  228,815
---------------------------------------------------------------
                                                      5,191,378
---------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.32%
---------------------------------------------------------------
Boise Cascade Corp.                           1,310      46,073
Georgia-Pacific Corp.                         4,851     164,206
International Paper Co.                      10,511     375,243
Louisiana-Pacific Corp.                       2,340      27,448
Mead Corp.                                    2,100      56,994
Potlatch Corp.                                  645      22,194
Temple-Inland Inc.                            1,043      55,581
Westvaco Corp.                                2,247      54,580
Weyerhaeuser Co.                              4,750     261,107
Willamette Industries Inc.                    2,377     117,661
---------------------------------------------------------------
                                                      1,181,087
---------------------------------------------------------------

GAS - 0.09%
---------------------------------------------------------------
KeySpan Corp.                                 2,950     107,616
NICOR Inc.                                    1,015      39,565
ONEOK Inc.                                    1,338      26,359
Peoples Energy Corp.                            827      33,245
Sempra Energy                                 4,522     123,631
---------------------------------------------------------------
                                                        330,416
---------------------------------------------------------------

HAND / MACHINE TOOLS - 0.05%
---------------------------------------------------------------
Black & Decker Corp.                          1,703      67,200
Snap-On Inc.                                  1,241      29,983
Stanley Works (The)                           1,881      78,757
---------------------------------------------------------------
                                                        175,940
---------------------------------------------------------------

HEALTH CARE - 2.23%
---------------------------------------------------------------
Aetna Inc.+                                   3,157      81,672
Bard (C.R.) Inc.                              1,043      59,399
Bausch & Lomb Inc.                            1,105      40,045
Baxter International Inc.                    12,858     630,042
Becton Dickinson & Co.                        5,602     200,496
Biomet Inc.                                   3,881     186,521
Boston Scientific Corp.+                      8,913     151,521
Guidant Corp.+                                6,724     242,064
HCA - The Healthcare Company                 11,975     541,150
Healthsouth Corp.+                            8,467     135,218
Humana Inc.+                                  3,776      37,194
Johnson & Johnson                            65,592   3,279,600
Manor Care Inc.+                              2,295      72,866
Medtronic Inc.                               26,216   1,206,198
St. Jude Medical Inc.+                        1,823     109,380
Stryker Corp.                                 4,318     236,842
Tenet Healthcare Corp.+                       7,038     363,090
UnitedHealth Group Inc.                       6,969     430,336
Wellpoint Health Networks Inc.+               1,353     127,507
---------------------------------------------------------------
                                                      8,131,141
---------------------------------------------------------------

HOME BUILDERS - 0.03%
---------------------------------------------------------------
Centex Corp.                                  1,242      50,611
KB HOME                                         965      29,114

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                Shares        Value
-----------------------------------------------------------

HOME BUILDERS (Continued)
-----------------------------------------------------------
Pulte Corp.*                               867  $    36,960
-----------------------------------------------------------
                                                    116,685
-----------------------------------------------------------

HOME FURNISHINGS - 0.06%
-----------------------------------------------------------
Leggett & Platt Inc.                     4,281       94,310
Maytag Corp.                             1,739       50,883
Whirlpool Corp.                          1,381       86,313
-----------------------------------------------------------
                                                    231,506
-----------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.17%
-----------------------------------------------------------
American Greetings Corp. "A"             1,393       15,323
Avery Dennison Corp.                     2,342      119,559
Clorox Co.                               5,142      174,057
Fortune Brands Inc.                      3,385      129,849
Newell Rubbermaid Inc.                   5,880      147,588
Tupperware Corp.                         1,316       30,834
-----------------------------------------------------------
                                                    617,210
-----------------------------------------------------------

INSURANCE - 2.92%
-----------------------------------------------------------
AFLAC Inc.                              11,547      363,615
Allstate Corp.                          15,937      701,069
Ambac Financial Group Inc.               2,277      132,521
American General Corp.                  10,979      509,975
American International Group Inc.       50,749    4,364,414
AON Corp.                                5,581      195,335
Chubb Corp.                              3,815      295,395
CIGNA Corp.                              3,302      316,398
Cincinnati Financial Corp.               3,445      136,078
Conseco Inc.+                            7,075       96,574
Hancock (John) Financial
  Services Inc.                          6,200      249,612
Hartford Financial Services
  Group Inc.                             5,121      350,276
Jefferson-Pilot Corp.                    3,373      162,983
Lincoln National Corp.                   4,175      216,056
Loews Corp.                              4,283      275,954
Marsh & McLennan Companies Inc.          5,981      604,081
MBIA Inc.                                3,271      182,129
MetLife Inc.*                           16,686      516,932
MGIC Investment Corp.                    2,301      167,145
Progressive Corporation                  1,527      206,435
SAFECO Corp.                             2,768       81,656
St. Paul Companies Inc.                  4,758      241,183
Torchmark Corp.                          2,767      111,261
UNUMProvident Corp.                      5,311      170,589
-----------------------------------------------------------
                                                 10,647,666
-----------------------------------------------------------

IRON / STEEL - 0.04%
-----------------------------------------------------------
Allegheny Technologies Inc.              1,748       31,621
Nucor Corp.                              1,639       80,131
USX-U.S. Steel Group Inc.                1,946       39,212
-----------------------------------------------------------
                                                    150,964
-----------------------------------------------------------

LEISURE TIME - 0.24%
-----------------------------------------------------------
Brunswick Corp.                          1,909       45,873
Carnival Corp. "A"                      12,808  $   393,206
Harley-Davidson Inc.*                    6,638      312,517
Sabre Holdings Corp.+                    2,805      140,250
-----------------------------------------------------------
                                                    891,846
-----------------------------------------------------------

LODGING - 0.16%
-----------------------------------------------------------
Harrah's Entertainment Inc.+             2,480       87,544
Hilton Hotels Corp.                      8,099       93,948
Marriott International Inc. "A"          5,285      250,192
Starwood Hotels & Resorts Worldwide
  Inc.                                   4,147      154,600
-----------------------------------------------------------
                                                    586,284
-----------------------------------------------------------

MACHINERY - 0.30%
-----------------------------------------------------------
Caterpillar Inc.                         7,455      373,123
Cummins Engine Company Inc.                892       34,520
Deere & Co.                              5,113      193,527
Dover Corp.                              4,400      165,660
Ingersoll-Rand Co.                       3,553      146,384
McDermott International Inc.+            1,361       15,856
Rockwell International Corp.             4,026      153,471
-----------------------------------------------------------
                                                  1,082,541
-----------------------------------------------------------

MANUFACTURERS - 4.36%
-----------------------------------------------------------
Cooper Industries Inc.                   2,059       81,516
Crane Co.                                1,293       40,083
Danaher Corp.                            3,035      169,960
Eastman Kodak Co.                        6,504      303,607
Eaton Corp.                              1,422       99,682
FMC Corp.+                                 601       41,205
General Electric Co.                   216,053   10,532,584
Honeywell International Inc.            17,396      608,686
Illinois Tool Works Inc.                 6,595      417,464
ITT Industries Inc.                      1,920       84,960
Minnesota Mining &
  Manufacturing Co.                      8,656      987,650
National Service Industries Inc.           877       19,794
Pall Corp.                               2,693       63,366
Textron Inc.                             3,078      169,413
Tyco International Ltd.                 41,950    2,286,275
-----------------------------------------------------------
                                                 15,906,245
-----------------------------------------------------------

MEDIA - 3.17%
-----------------------------------------------------------
AOL Time Warner Inc.+                   95,883    5,081,799
Clear Channel Communications Inc.+      12,802      802,685
Comcast Corp. "A"+                      20,501      889,743
Dow Jones & Co. Inc.                     1,910      114,046
Gannett Co. Inc.                         5,779      380,836
Knight Ridder Inc.*                      1,597       94,702
McGraw-Hill Companies Inc.               4,253      281,336
Meredith Corp.                           1,139       40,788
New York Times Co. "A"                   3,508      147,336
Tribune Co.                              6,560      262,466
Univision Communications Inc.+*          4,487      191,954
Viacom Inc. "B"+                        38,346    1,984,406

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                Shares        Value
-----------------------------------------------------------

MEDIA (Continued)
-----------------------------------------------------------
Walt Disney Co. (The)                   45,403  $ 1,311,693
-----------------------------------------------------------
                                                 11,583,790
-----------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
-----------------------------------------------------------
Timken Co.                               1,336       22,632
Worthington Industries Inc.              1,864       25,350
-----------------------------------------------------------
                                                     47,982
-----------------------------------------------------------

MINING - 0.42%
-----------------------------------------------------------
Alcan Aluminum Ltd.                      6,985      293,510
Alcoa Inc.                              18,834      742,060
Barrick Gold Corp.                       8,638      130,866
Freeport-McMoRan Copper &
  Gold Inc.+                             3,299       36,454
Homestake Mining Company                 5,845       45,299
Inco Ltd.+*                              3,983       68,747
Newmont Mining Corp.*                    4,196       78,088
Phelps Dodge Corp.                       1,678       69,637
Placer Dome Inc.                         7,212       70,678
-----------------------------------------------------------
                                                  1,535,339
-----------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
-----------------------------------------------------------
Pitney Bowes Inc.                        5,485      231,028
Xerox Corp.*                            14,579      139,521
-----------------------------------------------------------
                                                    370,549
-----------------------------------------------------------

OIL & GAS PRODUCERS - 4.02%
-----------------------------------------------------------
Amerada Hess Corp.                       1,875      151,500
Anadarko Petroleum Corp.                 5,347      288,898
Apache Corp.                             2,620      132,965
Burlington Resources Inc.                4,722      188,644
Chevron Corp.                           14,019    1,268,720
Conoco Inc. "B"                         13,600      393,040
Devon Energy Corp.*                      2,763      145,058
EOG Resources Inc.                       2,480       88,164
Exxon Mobil Corp.                       75,106    6,560,509
Kerr-McGee Corp.*                        1,988      131,745
Kinder Morgan Inc.*                      2,551      128,188
Nabors Industries Inc.+                  3,125      116,250
Noble Drilling Corp.+                    2,896       94,844
Occidental Petroleum Corp.               8,020      213,252
Phillips Petroleum Co.*                  5,549      316,293
Rowan Companies Inc.+                    2,086       46,101
Royal Dutch Petroleum Co. -
  NY Shares                             46,577    2,714,042
Sunoco Inc.                              1,902       69,670
Texaco Inc.                             11,991      798,601
Tosco Corp.                              3,214      141,577
Transocean Sedco Forex Inc.              6,949      286,646
Unocal Corp.                             5,338      182,293
USX-Marathon Group Inc.                  6,774      199,901
-----------------------------------------------------------
                                                 14,656,901
-----------------------------------------------------------

OIL & GAS SERVICES - 0.34%
-----------------------------------------------------------
Baker Hughes Inc.                        7,256      243,076
Halliburton Co.                          9,608  $   342,045
Schlumberger Ltd.                       12,488      657,493
-----------------------------------------------------------
                                                  1,242,614
-----------------------------------------------------------

PACKAGING & CONTAINERS - 0.05%
-----------------------------------------------------------
Ball Corp.                                 670       31,865
Bemis Co.                                1,131       45,432
Pactiv Corp.+                            3,463       46,404
Sealed Air Corp.+                        1,811       67,460
-----------------------------------------------------------
                                                    191,161
-----------------------------------------------------------

PHARMACEUTICALS - 5.53%
-----------------------------------------------------------
Abbott Laboratories                     33,725    1,619,137
Allergan Inc.                            2,873      245,642
American Home Products Corp.            28,619    1,672,494
Bristol-Myers Squibb Co.                42,469    2,221,129
Cardinal Health Inc.                     9,391      647,979
Forest Laboratories Inc. "A"+*           3,835      272,285
King Pharmaceuticals Inc.+               3,603      193,661
Lilly (Eli) and Company                 24,539    1,815,886
MedImmune Inc.+                          4,639      218,961
Merck & Co. Inc.                        49,994    3,195,117
Pfizer Inc.                            137,512    5,507,356
Pharmacia Corporation                   28,099    1,291,149
Schering-Plough Corp.                   31,918    1,156,708
Watson Pharmaceuticals Inc.+             2,293      141,341
-----------------------------------------------------------
                                                 20,198,845
-----------------------------------------------------------

PIPELINES - 0.56%
-----------------------------------------------------------
Dynegy Inc. "A"*                         7,024      326,616
El Paso Corp.                           10,795      567,169
Enron Corp.                             16,264      796,936
Williams Companies Inc.                 10,530      346,964
-----------------------------------------------------------
                                                  2,037,685
-----------------------------------------------------------

RETAIL - 3.98%
-----------------------------------------------------------
AutoZone Inc.+                           2,488       93,300
Bed Bath & Beyond Inc.+                  6,204      186,120
Best Buy Co. Inc.+                       4,498      285,713
Big Lots Inc.+                           2,435       33,311
Circuit City Stores Inc.                 4,515       81,270
CVS Corp.                                8,542      329,721
Darden Restaurants Inc.                  2,624       73,210
Dillards Inc. "A"                        1,971       30,097
Dollar General Corp.                     7,260      141,570
Federated Department Stores Inc.+        4,344      184,620
Gap Inc. (The)                          18,509      536,761
Home Depot Inc.                         50,500    2,350,775
Kmart Corp.+                            10,555      121,066
Kohls Corp.+                             7,237      453,977
Limited Inc.                             9,278      153,273
Longs Drug Stores Corp.                    831       17,908
Lowe's Companies Inc.                    8,338      604,922
May Department Stores Co.                6,509      222,998
McDonald's Corp.                        28,466      770,290

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                Shares        Value
-----------------------------------------------------------

RETAIL (Continued)
-----------------------------------------------------------
Nordstrom Inc.*                          2,967  $    55,038
Office Depot Inc.+                       6,558       68,072
Penney (J.C.) Company Inc.               5,790      152,624
RadioShack Corp.                         4,041      123,251
Sears, Roebuck and Co.                   7,331      310,175
Staples Inc.+                            9,876      157,917
Starbucks Corp.+                         8,260      189,980
Target Corp.                            19,494      674,492
Tiffany & Co.                            3,122      113,079
TJX Companies Inc.                       6,151      196,032
Toys R Us Inc.+                          4,368      108,108
Tricon Global Restaurants Inc.+          3,244      142,412
Walgreen Co.                            22,131      755,774
Wal-Mart Stores Inc.                    97,423    4,754,242
Wendy's International Inc.               2,495       63,722
-----------------------------------------------------------
                                                 14,535,820
-----------------------------------------------------------

SEMICONDUCTORS - 2.74%
-----------------------------------------------------------
Advanced Micro Devices Inc.+             7,419      214,261
Altera Corp.+                            8,672      251,488
Analog Devices Inc.+                     7,807      337,653
Applied Materials Inc.+                 17,677      867,941
Applied Micro Circuits Corp.+            6,547      112,608
Broadcom Corp. "A"+                      5,260      224,918
Conexant Systems Inc.+                   5,418       48,491
Intel Corp.                            146,615    4,288,489
KLA-Tencor Corp.+                        3,957      231,366
Linear Technology Corp.                  6,940      306,887
LSI Logic Corp.+                         7,876      148,069
Maxim Integrated Products Inc.+          7,025      310,575
Micron Technology Inc.+                 12,914      530,765
National Semiconductor Corp.+            3,819      111,209
Novellus Systems Inc.+                   3,044      172,869
QLogic Corp.+                            2,000      128,900
Teradyne Inc.+                           3,779      125,085
Texas Instruments Inc.                  37,857    1,192,496
Vitesse Semiconductor Corp.+*            4,085       85,948
Xilinx Inc.+                             7,205      297,134
-----------------------------------------------------------
                                                  9,987,152
-----------------------------------------------------------

SOFTWARE - 4.10%
-----------------------------------------------------------
Adobe Systems Inc.                       5,224      245,528
Autodesk Inc.                            1,216       45,357
Automatic Data Processing Inc.          13,802      685,959
BMC Software Inc.+                       5,309      119,665
BroadVision Inc.+                        5,984       29,920
Citrix Systems Inc.+*                    4,046      141,205
Computer Associates International
  Inc.                                  12,536      451,296
Compuware Corp.+                         8,107      113,417
First Data Corp.                         8,587      551,715
Fiserv Inc.+                             2,712      173,514
IMS Health Inc.                          6,375      181,688
Intuit Inc.+                             4,502      180,035
Mercury Interactive Corp.+               1,709      102,369
Microsoft Corp.+                       116,710    8,519,830
Novell Inc.+                             7,180       40,854
Oracle Corp.+                          121,821  $ 2,314,599
Parametric Technology Corp.+             5,794       81,058
PeopleSoft Inc.+                         6,212      305,817
Siebel Systems Inc.+                     9,328      437,483
Yahoo! Inc.+*                           12,158      243,038
-----------------------------------------------------------
                                                 14,964,347
-----------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.08%
-----------------------------------------------------------
ADC Telecommunications Inc.+            17,040      112,464
Andrew Corp.+                            1,840       33,948
Avaya Inc.+                              6,232       85,378
Comverse Technology Inc.+                3,615      208,296
JDS Uniphase Corp.+                     28,508      363,477
Lucent Technologies Inc.                74,221      460,170
Motorola Inc.                           47,641      788,935
Nortel Networks Corp.                   69,432      626,971
QUALCOMM Inc.+                          16,416      960,008
Scientific-Atlanta Inc.                  3,505      142,303
Tellabs Inc.+                            8,951      172,575
-----------------------------------------------------------
                                                  3,954,525
-----------------------------------------------------------

TELECOMMUNICATIONS - 1.58%
-----------------------------------------------------------
Cabletron Systems Inc.+                  4,052       92,588
Citizen Communications Co.*              5,857       70,460
Corning Inc.                            20,057      335,152
Global Crossing Ltd.+*                  19,335      167,054
Nextel Communications Inc. "A"*         16,661      291,568
Qwest Communications International
  Inc.                                  36,108    1,150,762
Sprint Corp. (PCS Group)+*              20,383      492,249
Verizon Communications Inc.             58,926    3,152,541
-----------------------------------------------------------
                                                  5,752,374
-----------------------------------------------------------

TELEPHONE - 2.20%
-----------------------------------------------------------
Alltel Corp.                             6,851  [B    419,692
AT&T Corp.                              73,925    1,626,350
BellSouth Corp.                         40,802    1,643,097
CenturyTel Inc.*                         3,101       93,960
SBC Communications Inc.                 73,417    2,941,085
Sprint Corp. (FON Group)                19,335      412,996
WorldCom Inc.+                          62,770      891,334
-----------------------------------------------------------
                                                  8,028,514
-----------------------------------------------------------

TEXTILES - 0.05%
-----------------------------------------------------------
Cintas Corp.*                            3,644      168,535
-----------------------------------------------------------
                                                    168,535
-----------------------------------------------------------

TOBACCO - 0.70%
-----------------------------------------------------------
Philip Morris Companies Inc.            48,000    2,436,000
UST Inc.                                 3,612      104,242
-----------------------------------------------------------
                                                  2,540,242
-----------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
-----------------------------------------------------------
Hasbro Inc.                              3,744       54,101

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


                                          Shares or
Security                                Face Amount          Value
------------------------------------------------------------------

TOYS / GAMES / HOBBIES (Continued)
------------------------------------------------------------------
Mattel Inc.                                   9,345   $    176,807
------------------------------------------------------------------
                                                           230,908
------------------------------------------------------------------

TRANSPORTATION - 0.32%
------------------------------------------------------------------
Burlington Northern Santa Fe Corp.            8,620        260,065
CSX Corp.                                     4,706        170,545
FedEx Corp.+                                  6,432        258,566
Norfolk Southern Corp.                        8,411        174,108
Union Pacific Corp.                           5,391        296,020
------------------------------------------------------------------
                                                         1,159,304
------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
------------------------------------------------------------------
Ryder System Inc.                             1,370         26,852
------------------------------------------------------------------
                                                            26,852
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $240,474,568)                                   239,731,625
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 30.72%
------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                      $ 3,460,000      3,163,592
  5.25%,  02/15/29                        1,910,000      1,748,471
  5.38%,  02/15/31*                       8,045,000      7,626,411
  5.50%,  08/15/28                        2,160,000*     2,048,075
  6.00%,  02/15/26                        4,242,000      4,290,172
  6.13%,  11/15/27                        6,115,000      6,300,437
  6.13%,  08/15/29*                       3,560,000      3,692,083
  6.25%,  08/15/23*                      20,315,000     21,143,872
  6.25%,  05/15/30*                       8,130,000      8,621,613
  6.38%,  08/15/27                        2,750,000      2,922,915
  6.50%,  11/15/26                        2,960,000      3,190,403
  6.63%,  02/15/27                        2,800,000      3,067,238
  6.75%,  08/15/26*                       3,940,000      4,371,245
  6.88%,  08/15/25                        3,020,000      3,391,520
  7.13%,  02/15/23                        4,440,000      5,089,883
  7.25%,  08/15/22                        2,650,000      3,072,638
  7.50%,  11/15/24                        2,860,000      3,433,642
  7.63%,  11/15/22                        2,325,000      2,804,069
  7.63%,  02/15/25                        3,150,000      3,834,111
  8.00%,  11/15/21*                      10,947,000     13,633,295
  8.13%,  08/15/21                        3,740,000      4,705,825
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $108,490,224)                                   112,151,510
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.15%
------------------------------------------------------------------
Dreyfus Money Market Fund++             $12,139,151   $ 12,139,151
Federal Home Loan Mortgage
  Corporation Discount Note
  3.86%, 07/03/01++                       1,946,553      1,946,553
Goldman Sachs Financial Square
  Prime Obligation Fund++                 6,483,594      6,483,594
Providian Temp Cash Money Market
  Fund++                                 12,139,150     12,139,150
U.S. Treasury Bill
  3.52%**, 09/27/01+++                      700,000        693,978
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $33,402,651)                                     33,402,426
------------------------------------------------------------------

REPURCHASE AGREEMENT - 2.95%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $10,753,940 and
  an effective yield of 3.70%.           10,750,626     10,750,626
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $10,750,626)                                     10,750,626
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.50%
(Cost $393,118,069)                                    396,036,187
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.50%)               (31,014,105)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $365,022,082
------------------------------------------------------------------
------------------------------------------------------------------
*        Denotes all or part of security on loan. See Note 4.
**       Yield to Maturity.
+        Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master
         Portfolio's holdings of index futures contracts.
         See Note 1.


The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


Security                          Face Amount        Value
----------------------------------------------------------

CORPORATE BONDS & NOTES - 39.49%

AEROSPACE / DEFENSE - 0.82%
----------------------------------------------------------
Lockheed Martin Corp.
  8.20%,  12/01/09                 $1,500,000   $1,615,609
Northrop Grumman Corp.
  7.13%,  02/15/11                    500,000      494,095
Raytheon Co.
  7.38%,  07/15/25                  1,000,000      882,803
United Technologies Corp.
  6.63%,  11/15/04                  1,000,000    1,032,922
----------------------------------------------------------
                                                 4,025,429
----------------------------------------------------------

AIRLINES - 0.50%
----------------------------------------------------------
Continental Airlines Inc.
  6.65%,  09/15/17                    924,274      901,186
Delta Air Lines Inc.
  7.57%,  11/18/10                    500,000      527,125
United Airlines Inc.
  7.19%,  04/01/11                  1,000,000    1,019,200
----------------------------------------------------------
                                                 2,447,511
----------------------------------------------------------

AUTO MANUFACTURERS - 1.27%
----------------------------------------------------------
DaimlerChrysler AG
  7.40%,  01/20/05                  1,000,000    1,038,907
DaimlerChrysler NA Holding
  7.75%,  01/18/11                    500,000      514,509
  8.50%,  01/18/31                    500,000      528,134
Ford Motor Company
  6.38%,  02/01/29                  1,000,000      836,851
  7.45%,  07/16/31                  1,500,000    1,439,727
General Motors Corp.
  6.25%,  05/01/05                  1,000,000    1,003,914
  6.75%,  05/01/28                  1,000,000      905,640
----------------------------------------------------------
                                                 6,267,682
----------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.21%
----------------------------------------------------------
Visteon Corp.
  8.25%,  08/01/10                  1,000,000    1,047,958
----------------------------------------------------------
                                                 1,047,958
----------------------------------------------------------

BANKS - 6.24%
----------------------------------------------------------
ABN Amro Bank NV
  7.30%,  12/01/26                    500,000      485,788
Bank of New York Co. Inc.
  6.50%,  12/01/03                  1,000,000    1,026,860
Bank of Tokyo-Mitsubishi Ltd.
  8.40%,  04/15/10                  1,000,000    1,060,178
Bank One Corp.
  6.40%,  08/01/02                  1,000,000    1,019,618
  6.50%,  02/01/06                  1,000,000    1,012,627
  7.63%,  08/01/05                    500,000      528,850
BankAmerica Corp.
  6.25%,  04/01/08                 $1,000,000   $  977,349
BankBoston Corp.
  6.50%,  12/19/07                  1,022,000    1,009,734
Chase Manhattan Corp.
  5.75%,  04/15/04                  1,000,000    1,012,735
Deutsche Bank AG
  6.70%,  12/13/06                  1,000,000    1,020,042
First Union Capital Corp.
  8.04%,  12/01/26                  2,000,000    1,994,390
First Union Corp.
  6.63%,  07/15/05                    500,000      510,974
International Bank of
  Reconstruction & Development
  6.38%,  07/21/05                  1,000,000    1,034,176
  7.00%,  01/27/05                  1,500,000    1,582,731
JP Morgan Chase & Co.
  6.75%,  02/01/11                  1,000,000    1,001,395
KeyCorp
  6.75%,  03/15/06                  1,500,000    1,517,596
KFW International Finance Inc.
  7.63%,  02/15/04                  3,500,000    3,683,088
  8.00%,  02/15/10                    250,000      280,343
Korea Development Bank
  7.13%,  04/22/04                  1,000,000    1,029,955
  7.38%,  09/17/04                  1,000,000    1,041,726
Mellon Capital II
  8.00%,  01/15/27                  1,000,000    1,010,871
NationsBank Corp.
  7.75%,  08/15/15                  1,000,000    1,054,706
Republic New York Corp.
  7.75%,  05/15/09                  1,000,000    1,051,539
Santander Financial Issuances
  6.80%,  07/15/05                  1,000,000    1,010,993
Sanwa Bank Ltd.
  7.40%,  06/15/11                  1,000,000      964,400
Skandinaviska Enskilda Banken
  6.88%,  02/15/09                    500,000      496,918
Swiss Bank Corp.
  7.38%,  07/15/15                  1,200,000    1,250,140
Wells Fargo Bank NA
  7.55%,  06/21/10                  1,000,000    1,057,334
----------------------------------------------------------
                                                30,727,056
----------------------------------------------------------

BEVERAGES - 0.79%
----------------------------------------------------------
Anheuser-Busch Companies Inc.
  9.00%,  12/01/09                  1,500,000    1,765,060
Coca-Cola Enterprises Inc.
  8.00%,  09/15/22                  1,000,000    1,094,428
Diageo PLC
  6.13%,  08/15/05                  1,000,000    1,012,026
----------------------------------------------------------
                                                 3,871,514
----------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                           Face Amount      Value
---------------------------------------------------------------------------

CHEMICALS - 0.11%
---------------------------------------------------------------------------
Dow Chemical Co.
  8.63%,  04/01/06                                 $   500,000  $   552,725
---------------------------------------------------------------------------
                                                                    552,725
---------------------------------------------------------------------------

COMPUTERS - 0.62%
---------------------------------------------------------------------------
International Business Machines
  Corp.
  5.63%,  04/12/04                                   3,000,000    3,046,419
---------------------------------------------------------------------------
                                                                  3,046,419
---------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.23%
---------------------------------------------------------------------------
Procter & Gamble Co.
  8.50%,  08/10/09                                   1,000,000    1,135,677
---------------------------------------------------------------------------
                                                                  1,135,677
---------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 8.72%
---------------------------------------------------------------------------
Ahmanson (H.F.) & Co.
  8.25%,  10/01/02                                   1,000,000    1,037,070
American General Finance Corp.
  6.38%,  03/01/03                                   1,000,000    1,024,598
Associates Corp. NA
  6.88%,  11/15/08                                   1,410,000    1,438,929
  6.95%,  11/01/18                                   1,000,000      992,810
AXA Financial Inc.
  7.75%,  08/01/10                                   1,000,000    1,064,781
Bear Stearns Companies Inc.
  6.75%,  04/15/03                                   1,000,000    1,023,484
Boeing Capital Corp.
  5.65%,  05/15/06                                   1,000,000      990,884
Capital One Bank
  6.88%,  02/01/06                                   1,000,000      976,209
CIT Group Holdings Inc.
  6.63%,  06/15/05                                   1,000,000    1,018,085
Citigroup Inc.
  7.88%,  05/15/25                                   1,000,000    1,065,952
Countrywide Funding Corp.
  6.88%,  09/15/05                                   1,000,000    1,031,934
Ford Motor Credit Co.
  7.50%,  03/15/05                                   3,400,000    3,528,319
  7.88%,  06/15/10                                   1,000,000    1,042,744
General Electric Capital Corp.
  6.50%,  12/10/07                                   1,000,000    1,034,196
  7.25%,  05/03/04                                   2,000,000    2,113,394
General Motors Acceptance Corp.
  6.75%,  01/15/06                                   1,000,000    1,015,454
  7.13%,  05/01/03                                   4,500,000    4,643,010
  7.25%,  03/02/11                                     500,000      505,806
Goldman Sachs Group Inc.
  7.63%,  08/17/05                                   1,000,000    1,057,232
Heller Financial Inc.
  6.40%,  01/15/03                                   1,000,000    1,017,792
Household Finance Corp.
  6.00%,  05/01/04                                 $ 2,000,000  $ 2,018,896
  6.50%,  01/24/06                                   1,000,000    1,013,496
  8.00%,  07/15/10                                   1,000,000    1,070,961
Lehman Brothers Inc.
  7.63%,  06/01/06                                   2,500,000    2,629,345
Merrill Lynch & Co. Inc.
  6.00%,  02/17/09                                   3,000,000    2,894,544
  6.38%,  10/15/08                                   1,000,000      986,558
Morgan Stanley Dean Witter & Co.
  5.63%,  01/20/04                                   1,000,000    1,003,716
  8.00%,  06/15/10                                   1,000,000    1,074,780
National Rural Utilities
  6.00%,  05/15/06                                     500,000      502,109
Norwest Financial Inc.
  5.38%,  09/30/03                                   1,000,000    1,002,342
Pemex Finance Ltd.
  9.69%,  08/15/09                                   1,000,000    1,094,630
---------------------------------------------------------------------------
                                                                 42,914,060
---------------------------------------------------------------------------

ELECTRIC - 3.03%
---------------------------------------------------------------------------
Dominion Resources Inc.
  7.63%,  07/15/05                                   1,000,000    1,045,755
  8.13%,  06/15/10                                   1,000,000    1,076,990
Duke Energy Corp.
  6.00%,  12/01/28                                   1,000,000      851,131
Duke Energy Field Services Corp.
  7.50%,  08/16/05                                   1,000,000    1,037,852
Houston Lighting & Power Co.
  6.50%,  04/21/03                                   4,000,000    4,048,292
HQI Transelec Chile SA
  7.88%,  04/15/11                                     500,000      501,762
Korea Electric Power Corp.
  6.38%,  12/01/03                                   1,000,000    1,009,993
Niagara Mohawk Power Corp.
  7.38%,  07/01/03                                     756,098      776,576
  7.63%,  10/01/05                                     529,268      545,131
Progress Energy Inc.
  7.75%,  03/01/31                                     500,000      516,084
PSEG Power
  7.75%,  04/15/11                                   1,000,000    1,030,337
Texas Utilities Co.
  6.38%,  01/01/08                                   1,000,000      958,388
Wisconsin Energy Corp.
  5.88%,  04/01/06                                   1,000,000      993,568
Xcel Energy Inc.
  7.00%,  12/01/10                                     500,000      501,588
---------------------------------------------------------------------------
                                                                 14,893,447
---------------------------------------------------------------------------

ELECTRONICS - 0.20%
---------------------------------------------------------------------------
Midwest Generation LLC
  8.56%,  01/02/16                                   1,000,000      963,744
---------------------------------------------------------------------------
                                                                    963,744
---------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                           Face Amount          Value
-----------------------------------------------------------------------------

ENERGY & RELATED - 0.11%
-----------------------------------------------------------------------------
Calenergy Co. Inc.
  8.48%,  09/15/28                                 $   500,000   $    538,697
-----------------------------------------------------------------------------
                                                                      538,697
-----------------------------------------------------------------------------

FOOD - 1.30%
-----------------------------------------------------------------------------
Albertson's Inc.
  6.63%,  06/01/28                                   1,000,000        835,704
Archer-Daniels-Midland Co.
  8.38%,  04/15/17                                     500,000        560,475
ConAgra Inc.
  7.40%,  09/15/04                                   1,000,000      1,037,204
Delhaize America Inc.
  7.38%,  04/15/06                                   1,000,000      1,025,615
Fred Meyer Inc.
  7.45%,  03/01/08                                   1,000,000      1,038,111
Kellogg Co.
  6.60%,  04/01/11                                   1,000,000        977,202
Kroger Co.
  7.00%,  05/01/18                                   1,000,000        947,855
-----------------------------------------------------------------------------
                                                                    6,422,166
-----------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.42%
-----------------------------------------------------------------------------
Abitibi-Consolidated Inc.
  8.55%,  08/01/10                                   1,000,000      1,048,091
Georgia Pacific Corp.
  8.13%,  05/15/11*                                  1,000,000        998,032
-----------------------------------------------------------------------------
                                                                    2,046,123
-----------------------------------------------------------------------------

HEALTH CARE - 0.21%
-----------------------------------------------------------------------------
Becton Dickinson & Co.
  7.15%,  10/01/09                                   1,000,000      1,031,457
-----------------------------------------------------------------------------
                                                                    1,031,457
-----------------------------------------------------------------------------

HOLDING COMPANIES - DIVERSIFIED - 0.20%
-----------------------------------------------------------------------------
Qwest Capital Funding
  7.75%,  02/15/31                                   1,000,000        980,883
-----------------------------------------------------------------------------
                                                                      980,883
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.21%
-----------------------------------------------------------------------------
Unilever Capital Corp.
  6.88%,  11/01/05                                   1,000,000      1,042,794
-----------------------------------------------------------------------------
                                                                    1,042,794
-----------------------------------------------------------------------------

INSURANCE - 0.42%
-----------------------------------------------------------------------------
Aetna Inc.
  7.13%,  08/15/06                                   1,000,000      1,039,518
Allstate Corp.
  7.20%,  12/01/09                                   1,000,000      1,038,928
-----------------------------------------------------------------------------
                                                                    2,078,446
-----------------------------------------------------------------------------

MACHINERY - CONSTRUCTION & MINING - 0.21%
-----------------------------------------------------------------------------
Caterpillar Inc.
  7.25%,  09/15/09                                 $ 1,000,000   $  1,049,011
-----------------------------------------------------------------------------
                                                                    1,049,011
-----------------------------------------------------------------------------

MANUFACTURERS - 0.19%
-----------------------------------------------------------------------------
Tyco International Group
  6.88%,  01/15/29                                   1,000,000        933,460
-----------------------------------------------------------------------------
                                                                      933,460
-----------------------------------------------------------------------------

MANUFACTURING - 0.12%
-----------------------------------------------------------------------------
Norsk Hydro ASA
  6.36%,  01/15/09                                     590,000        578,308
-----------------------------------------------------------------------------
                                                                      578,308
-----------------------------------------------------------------------------

MEDIA - 2.69%
-----------------------------------------------------------------------------
Comcast Cable Communications
  8.38%,  05/01/07                                   2,000,000      2,169,188
TCI Communications Inc.
  7.12%,  02/15/28                                     500,000        464,142
  8.75%,  08/01/15                                   1,500,000      1,688,147
Time Warner Entertainment Co.
  8.38%,  03/15/23                                   2,500,000      2,714,018
Viacom Inc.
  7.75%,  06/01/05                                   3,500,000      3,718,460
Walt Disney Co. (The)
  5.13%,  12/15/03                                   2,000,000      1,993,906
  6.75%,  03/30/06                                     500,000        517,352
-----------------------------------------------------------------------------
                                                                   13,265,213
-----------------------------------------------------------------------------

MINING - 0.21%
-----------------------------------------------------------------------------
Alcoa Inc.
  7.38%,  08/01/10                                   1,000,000      1,054,195
-----------------------------------------------------------------------------
                                                                    1,054,195
-----------------------------------------------------------------------------

MULTI-NATIONAL - 0.90%
-----------------------------------------------------------------------------
Asian Development Bank
  6.75%,  06/11/07                                   1,000,000      1,052,438
Inter-American Development Bank
  7.00%,  06/16/03                                   1,500,000      1,564,262
  7.38%,  01/15/10                                   1,000,000      1,082,187
  8.40%,  09/01/09                                     200,000        229,688
  8.50%,  03/15/11                                     450,000        525,366
-----------------------------------------------------------------------------
                                                                    4,453,941
-----------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.24%
-----------------------------------------------------------------------------
Amoco Canada
  7.25%,  12/01/02                                   1,000,000      1,032,016
Anadarko Finance Co.
  7.50%,  05/01/31                                   1,000,000      1,014,135
Conoco Inc.
  5.90%,  04/15/04                                   1,000,000      1,012,267

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                             Face Amount       Value
------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
------------------------------------------------------------
Kerr-McGee Corp.
  6.63%,  10/15/07                   $1,120,000   $1,126,188
Occidental Petroleum Corp.
  7.20%,  04/01/28                    1,000,000      968,474
Phillips 66 Capital Trust II
  8.00%,  01/15/37                    1,000,000      967,481
------------------------------------------------------------
                                                   6,120,561
------------------------------------------------------------

PHARMACEUTICALS - 0.51%
------------------------------------------------------------
Abbott Laboratories
  5.13%,  07/01/04                    1,000,000      998,310
American Home Products Corp.
  6.25%,  03/15/06                      500,000      501,281
  6.50%,  10/15/02                    1,000,000    1,019,287
------------------------------------------------------------
                                                   2,518,878
------------------------------------------------------------

PIPELINES - 0.49%
------------------------------------------------------------
Columbia Energy Group
  7.62%,  11/28/25                    1,000,000      938,570
Sonat Inc.
  7.63%,  07/15/11                    1,000,000    1,014,485
Williams Companies Inc.
  7.50%,  01/15/31                      500,000      470,700
------------------------------------------------------------
                                                   2,423,755
------------------------------------------------------------

PUBLISHING - 0.20%
------------------------------------------------------------
News America Holdings Inc.
  7.60%,  10/11/15                    1,000,000      970,819
------------------------------------------------------------
                                                     970,819
------------------------------------------------------------

REAL ESTATE - 0.21%
------------------------------------------------------------
EOP Operating LP
  6.38%,  02/15/03                    1,000,000    1,012,592
------------------------------------------------------------
                                                   1,012,592
------------------------------------------------------------

RETAIL - 0.83%
------------------------------------------------------------
Dayton Hudson
  6.65%,  08/01/28                    1,000,000      934,393
Federated Department Stores Inc.
  6.63%,  04/01/11                    1,000,000      964,220
Wal-Mart Stores Inc.
  8.50%,  09/15/24                    2,000,000    2,178,048
------------------------------------------------------------
                                                   4,076,661
------------------------------------------------------------

TELECOMMUNICATIONS - 1.44%
------------------------------------------------------------
AT&T Wireless Group
  7.88%,  03/01/11                    1,500,000    1,502,859
Bell Telephone Canada
  9.50%,  10/15/10                      250,000      277,658
British Telecom PLC
  8.13%,  12/15/10                   $1,000,000   $1,061,930
  8.63%,  12/15/30                    1,000,000    1,090,557
Cox Communications Inc.
  7.50%,  08/15/04                    1,000,000    1,041,676
Qwest Corp.
  7.63%,  06/09/03                    1,000,000    1,038,995
Vodafone Group PLC
  7.75%,  02/15/10                    1,000,000    1,050,647
------------------------------------------------------------
                                                   7,064,322
------------------------------------------------------------

TELEPHONE - 3.24%
------------------------------------------------------------
AT&T Corp.
  6.50%,  09/15/02                    2,000,000    2,031,932
Deutsche Telekom International
  Finance AG
  8.00%,  06/15/10                    1,000,000    1,033,063
  8.25%,  06/15/30                    1,000,000    1,028,276
Koninklijke KPN NV
  8.00%,  10/01/10                    1,000,000      959,071
New York Telephone Co.
  6.00%,  04/15/08                      500,000      484,394
  7.00%,  12/01/33                    2,305,000    2,124,060
Sprint Capital Corp.
  6.13%,  11/15/08                    3,000,000    2,775,339
U.S. West Capital Funding Inc.
  6.13%,  07/15/02                    1,000,000    1,008,427
WorldCom Inc.
  6.25%,  08/15/03                    1,000,000    1,005,174
  6.40%,  08/15/05                    1,500,000    1,471,434
  7.50%,  05/15/11                    1,000,000      973,650
  7.88%,  05/15/03                    1,000,000    1,037,332
------------------------------------------------------------
                                                  15,932,152
------------------------------------------------------------

TOBACCO - 0.30%
------------------------------------------------------------
Imperial Tobacco Group PLC
  7.13%,  04/01/09                      500,000      491,433
Philip Morris
  7.75%,  01/15/27                    1,000,000    1,000,072
------------------------------------------------------------
                                                   1,491,505
------------------------------------------------------------

TRANSPORTATION - 1.10%
------------------------------------------------------------
Burlington North Santa Fe Corp.
  6.53%,  07/15/37                    1,000,000    1,023,613
Canadian National Railway Co.
  6.45%,  07/15/00                    1,300,000    1,310,764
CSX Corp.
  7.90%,  05/01/17                    1,000,000    1,054,565
Norfolk Southern Corp.
  7.70%,  05/15/17                    1,000,000    1,025,061

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                  Face Amount        Value
------------------------------------------------------------------

TRANSPORTATION (Continued)
------------------------------------------------------------------
Union Pacific Corp.
  6.79%,  11/09/07                         $1,000,000 $  1,007,565
------------------------------------------------------------------
                                                         5,421,568
------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $192,150,165)                                   194,400,729
------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES++ - 2.81%
------------------------------------------------------------------

Corp. Andina de Fomento
  7.75%,  03/01/04                          1,000,000    1,042,999
France Telecom SA
  7.75%,  03/01/11                          1,000,000    1,018,936
  8.50%,  03/01/31                          1,000,000    1,048,585
Hydro Quebec
  8.40%,  01/15/22                          2,000,000    2,294,118
Israel (State of)
  7.25%,  12/15/28                            500,000      447,676
Italy (Republic of)
  6.00%,  02/22/11                          2,000,000    1,971,282
Mexico Government International
  Bond
  9.88%,  01/15/07                          1,000,000    1,093,000
 11.50%,  05/15/26                          1,000,000    1,260,000
Ontario (Province of)
  7.63%,  06/22/04                            750,000      800,804
  7.75%,  06/04/02                            800,000      824,925
Quebec (Province of)
  5.75%,  02/15/09                          1,000,000      962,458
United Mexican States
  8.50%,  02/01/06                          1,000,000    1,047,500
------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS &
NOTES
(Cost: $13,654,688)                                     13,812,283
------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 55.38%

U.S. GOVERNMENT OBLIGATIONS - 38.33%
------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  02/15/29                          1,700,000    1,556,231
  5.38%,  02/15/31*                         5,000,000    4,739,845
  5.50%,  08/15/28                          2,800,000    2,654,912
  6.00%,  02/15/26                          1,200,000    1,213,627
  6.13%,  11/15/27                          1,600,000    1,648,520
  6.13%,  08/15/29                            800,000      829,682
  6.25%,  08/15/23                            700,000      728,561
  6.50%,  11/15/26                          1,500,000    1,616,758
  6.63%,  02/15/27                          1,000,000    1,095,442
  7.13%,  02/15/23                          5,200,000    5,961,124
  7.25%,  05/15/16*                         4,100,000    4,665,415
  7.50%,  11/15/16                            500,000      582,156
  7.63%,  02/15/07                         $  500,000  $   511,172
  7.63%,  02/15/25                          4,300,000    5,233,865
  8.00%,  11/15/21                          6,250,000    7,783,694
  8.13%,  08/15/19                          4,850,000    6,037,518
  8.75%,  11/15/08                            500,000      545,918
  8.75%,  05/15/17                          1,600,000    2,074,389
  8.75%,  05/15/20                          2,300,000    3,039,340
  8.75%,  08/15/20                          1,300,000    1,720,633
  8.88%,  08/15/17                          1,000,000    1,311,484
  9.13%,  05/15/09                          1,000,000    1,116,523
  9.13%,  05/15/18                          1,500,000    2,018,647
  9.25%,  02/15/16*                           600,000      800,877
  9.38%,  02/15/06                            800,000      943,939
  9.88%,  11/15/15                          1,500,000    2,090,407
  10.38%, 11/15/12                          1,300,000    1,646,024
  10.75%, 08/15/05                            550,000      666,941
  11.25%, 02/15/15                            650,000      984,293
  11.75%, 11/15/14                            500,000      708,359
  12.00%, 08/15/13                          1,100,000    1,522,898
  12.50%, 08/15/14                            400,000      582,625
  12.75%, 11/15/10                            500,000      649,648
  13.25%, 05/15/14                            850,000    1,268,824
  13.88%, 05/15/11                            600,000      824,953
U.S. Treasury Notes
  4.25%,  11/15/03                          1,500,000    1,492,995
  4.63%,  05/15/06*                         1,500,000    1,479,375
  4.75%,  02/15/04                          2,100,000    2,111,380
  4.75%,  11/15/08                          4,300,000    4,153,396
  5.00%,  02/15/11*                         4,000,000    3,881,248
  5.25%,  05/15/04*                         3,700,000    3,765,039
  5.38%,  06/30/03                          2,250,000    2,296,206
  5.50%,  01/31/03                          2,100,000    2,142,027
  5.50%,  02/28/03*                         3,500,000    3,572,320
  5.50%,  03/31/03*                         3,000,000    3,064,182
  5.50%,  05/31/03*                         1,450,000    1,481,749
  5.50%,  05/15/09                            500,000      504,394
  5.63%,  12/31/02                          5,000,000    5,107,520
  5.63%,  05/15/08                          1,000,000    1,020,469
  5.75%,  11/30/02                          1,600,000    1,635,296
  5.75%,  04/30/03                          1,000,000    1,026,006
  5.75%,  08/15/03                          2,700,000    2,775,381
  5.75%,  11/15/05*                         3,800,000    3,913,286
  5.88%,  09/30/02                          1,700,000    1,737,485
  5.88%,  02/15/04*                         1,000,000    1,033,279
  5.88%,  11/15/04                          3,500,000    3,620,172
  5.88%,  11/15/05                            900,000      932,142
  6.00%,  07/31/02                          2,000,000    2,043,124
  6.00%,  08/15/04                          2,000,000    2,076,044
  6.00%,  08/15/09                          2,800,000    2,911,810
  6.13%,  08/15/07                          3,300,000    3,464,687
  6.25%,  06/30/02                          3,000,000    3,068,190
  6.25%,  07/31/02                          1,200,000    1,229,059
  6.25%,  02/15/03*                         3,800,000    3,921,144
  6.25%,  02/15/07                          2,500,000    2,636,123
  6.38%,  06/30/02                          1,500,000    1,535,868

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)

Security                       Face Amount        Value
-------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (Continued)
-------------------------------------------------------
  6.38%,  08/15/02            $ 4,700,000  $  4,822,914
  6.50%,  05/15/05              2,600,000     2,748,967
  6.50%,  08/15/05              1,900,000     2,011,680
  6.50%,  10/15/06*             2,600,000     2,765,230
  6.50%,  02/15/10              1,800,000     1,933,733
  6.63%,  05/15/07*             2,500,000     2,685,840
  6.75%,  05/15/05              2,400,000     2,555,438
  6.88%,  05/15/06              5,400,000     5,821,400
  7.00%,  07/15/06              1,900,000     2,061,378
  7.25%,  08/15/04              8,950,000     9,610,707
  7.50%,  02/15/05              1,300,000     1,414,754
  7.88%,  11/15/04              3,000,000     3,285,228
-------------------------------------------------------
                                            188,723,909
-------------------------------------------------------

U.S. GOVERNMENT AGENCY BONDS & NOTES - 17.05%
-------------------------------------------------------
Federal Home Loan Bank
  5.13%,  09/15/03              7,000,000     7,041,454
  5.40%,  01/15/03              1,500,000     1,520,742
  5.50%,  01/21/03              1,000,000     1,015,292
  5.95%,  07/28/08              3,500,000     3,505,156
  6.09%,  06/02/06              1,500,000     1,533,066
  6.13%,  08/15/03              1,000,000     1,026,375
  6.88%,  08/15/03              1,000,000     1,041,376
Federal Home Loan Mortgage
  Corporation
  5.00%,  01/15/04              5,000,000     5,006,385
  5.13%,  10/15/08              1,600,000     1,524,320
  5.75%,  07/15/03              4,000,000     4,078,572
  5.75%,  04/15/08              2,000,000     1,985,162
  5.75%,  03/15/09                500,000       492,519
  6.63%,  09/15/09              3,000,000     3,107,166
  6.75%,  09/15/29              3,000,000     3,061,263
  7.00%,  02/15/03              3,000,000     3,116,895
  7.00%,  07/15/05              1,000,000     1,056,759
  7.38%,  05/15/03              4,000,000     4,194,064
Federal National Mortgage
  Association
  0.00%,  06/01/17              1,000,000       354,585
  4.63%,  05/15/03              3,000,000     3,004,968
  4.75%,  11/14/03*             1,000,000       998,821
  5.13%,  02/13/04              3,104,000     3,118,691
  5.25%,  01/15/09              1,000,000       954,715
  5.50%,  02/15/06              3,000,000     2,996,256
  5.50%,  03/15/11              1,000,000       952,348
  6.00%,  05/15/08              1,000,000     1,006,336
  6.25%,  02/01/11              1,000,000       994,603
  6.25%,  05/15/29              2,000,000     1,912,634
  6.26%,  02/25/09              5,000,000     4,955,595
  6.38%,  06/15/09                394,000       402,240
  6.50%,  08/15/04              1,500,000     1,559,804
  6.63%,  10/15/07              1,000,000     1,044,892
  6.80%,  01/10/03              1,400,000     1,450,481
  7.00%,  07/15/05              3,500,000     3,710,235
  7.13%,  03/15/07              1,000,000     1,070,628
  7.13%,  06/15/10              1,000,000     1,067,642
  7.13%,  01/15/30            $   887,000  $    948,169
  7.25%,  01/15/10                500,000       537,023
Financing Corp.
  8.60%,  09/26/19              1,150,000     1,412,701
  9.65%,  11/02/18                500,000       665,876
Tennessee Valley Authority
  6.00%,  03/15/13              1,000,000       975,389
  6.13%,  07/15/03                500,000       499,744
  6.25%,  12/15/17              1,600,000     1,582,594
  6.88%,  12/15/43              1,000,000       980,524
  7.13%,  05/01/30                450,000       482,087
-------------------------------------------------------
                                             83,946,147
-------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $268,168,346)                        272,670,056
-------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.17%
-------------------------------------------------------
Dreyfus Money Market Fund+      11,266,786   11,266,786
Federal Home Loan Mortgage
  Corporation Discount Note
  3.86%,  07/03/01+              1,806,667    1,806,667
Goldman Sachs Financial Square
  Prime Obligation Fund+         6,017,660    6,017,660
Providian Temp Cash Money
  Market Fund+                      11,266,786    11,266,786
------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $30,357,899)                               30,357,899
------------------------------------------------------------

REPURCHASE AGREEMENT - 0.60%
------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $2,978,641 and
  an effective yield of 3.70%.       2,977,723     2,977,723
------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $2,977,723)                                 2,977,723
------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.45%
(Cost $507,308,821)                              514,218,690
------------------------------------------------------------

Other Assets, Less Liabilities - (4.45%)         (21,902,711)
------------------------------------------------------------

NET ASSETS - 100.00%                            $492,315,979
------------------------------------------------------------
------------------------------------------------------------

*   Denotes all or part of security on loan. See Note 4.
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++  Investment is denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


Security                               Face Amount         Value
----------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 16.38%
----------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  4.01%,  08/09/01                     $ 5,000,000  $  5,000,055
BNP Paribas
  3.63%,  12/27/01                       5,000,000     5,000,482
  3.78%,  12/14/01                      20,000,000    20,013,262
Credit Suisse First Boston
  3.99%,  08/02/01                       5,000,000     5,000,045
  4.72%,  07/19/01                       5,000,000     5,000,026
Societe Generale
  3.88%,  07/29/02                      15,000,000    14,996,868
  3.97%,  08/13/01                       5,000,000     5,000,000
Toronto-Dominion Bank
  4.55%,  10/17/01                      15,000,000    14,995,093
UBS AG
  4.53%,  10/15/01                      15,000,000    14,994,233
World Savings Bank
  3.84%,  09/14/01                      25,000,000    24,996,733
----------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,996,797)                                 114,996,797
----------------------------------------------------------------




COMMERCIAL PAPER - 46.33%
----------------------------------------------------------------
Amstel Funding Corp.
  3.96%,  08/20/01                      10,245,000    10,187,526
Centric Capital Corp.
  4.23%,  07/30/01                       7,000,000     6,975,325
Corporate Asset Funding Co.
  3.93%,  08/07/01                      15,000,000    14,937,775
Countrywide Home Loans Inc.
  4.30%,  07/02/01                      10,000,000     9,997,611
Dorada Finance Inc.
  3.96%,  08/23/01                       5,000,000     4,970,300
Eureka Securitization Corp.
  3.94%,  08/08/01                      15,000,000    14,935,975
 Falcon Asset Securitization Corp.
  3.91%,  08/28/01                       2,350,000     2,334,941
  3.95%,  10/15/01                       1,023,000     1,010,990
  4.57%,  10/15/01                      15,000,000    14,796,254
Florens Container
  4.69%,  07/12/01                      15,000,000    14,976,550
GE Capital International
  4.22%,  07/26/01                      10,000,000     9,969,522
Goldman Sachs Group Inc.
  3.78%,  10/04/01                       5,000,000     4,949,600
  4.12%,  10/29/01                       5,000,000     4,930,761
Intrepid Funding
  3.90%,  09/04/01                       9,541,000     9,472,782
  4.23%,  07/19/01                       5,000,000     4,988,838
Jupiter Securitization Corp.
  3.91%,  09/04/01                       5,038,000     5,001,886
  3.94%,  08/10/01                       5,000,000     4,977,564
  4.02%,  07/19/01                       5,031,000     5,020,326
  4.78%,  07/02/01                       8,111,000     8,108,846
K2 USA LLC
  4.78%,  07/02/01                     $ 7,000,000  $  6,998,141
Kitty Hawk Funding Corp.
  3.81%,  09/10/01                       3,455,000     3,428,673
Liberty Street Funding Corp.
  4.01%,  07/10/01                       5,000,000     4,994,430
Links Finance LLC
  3.60%,  11/15/01                       7,500,000     7,396,500
  3.60%,  11/30/01                       2,500,000     2,461,750
  4.64%,  08/09/01                       1,500,000     1,492,258
Moat Funding LLC
  3.80%,  10/05/01                       1,800,000     1,781,570
  3.95%,  07/02/01                      15,000,000    14,996,708
  4.22%,  08/03/01                       5,000,000     4,980,096
Moriarty LLC
  3.57%,  11/26/01                       5,000,000     4,926,121
  3.60%,  11/19/01                      10,000,000     9,858,000
  3.83%,  11/26/01                       5,000,000     4,920,740
  4.57%,  10/19/01                      10,000,000     9,859,091
Sigma Finance Inc.
  3.68%,  10/04/01                       5,000,000     4,950,933
  3.92%,  11/21/01                       5,000,000     4,921,600
  4.55%,  09/06/01                       5,000,000     4,957,027
Silver Tower US Funding LLC
  3.68%,  09/17/01                       5,000,000     4,959,677
  3.81%,  09/07/01                       7,000,000     6,948,883
  3.81%,  09/07/01                      15,000,000    14,890,463
  4.84%,  07/02/01                       3,851,000     3,849,963
Special Purpose Accounts Receivable
  Corp.
  4.00%,  07/06/01                       5,000,000     4,996,667
Svenska Handels Banken Inc.
  4.12%,  10/22/01                       3,898,000     3,847,144
Thames Asset Global Securitization
  Inc.
  4.24%,  07/26/01                       5,000,000     4,984,689
  4.67%,  07/13/01                      10,000,000     9,983,136
UBS Finance Delaware Inc.
  3.58%,  12/18/01                      10,000,000     9,829,950
  3.91%,  08/21/01                       3,700,000     3,679,103
  3.92%,  08/15/01                       1,800,000     1,790,984
  3.92%,  08/10/01                       3,000,000     2,986,607
WCP Funding Corp.
  4.27%,  07/10/01                       7,000,000     6,991,697
----------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $325,205,973)                                 325,205,973
----------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                   Face Amount     Value
--------------------------------------------------------------------

MEDIUM TERM NOTES - 2.15%
--------------------------------------------------------------------
Beta Finance Co. Ltd.
  4.31%,  05/31/02                         $ 5,000,000  $  5,000,000
Dorada Finance Inc.
  6.83%,  09/17/01                          10,000,000    10,057,176
--------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $15,057,176)                                       15,057,176
--------------------------------------------------------------------

TIME DEPOSITS - 1.42%
--------------------------------------------------------------------
Bank of Nova Scotia
  4.07%,  07/17/01                          10,000,000    10,000,000
--------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $10,000,000)                                       10,000,000
--------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 29.33%
--------------------------------------------------------------------
Associates Corp. of North America
  3.93%,  06/17/02                          15,000,000    14,999,987
  4.38%,  02/04/02                           1,000,000     1,000,801
Associates Manufactured Housing
  Certificates
  6.85%,  10/15/01                           3,925,775     3,925,775
AT&T Corp.
  4.78%,  07/13/01                          15,000,000    15,000,000
Bank One Corp.
  3.83%,  06/26/02                           3,000,000     3,000,534
  4.20%,  05/07/02                          10,000,000    10,014,090
  4.46%,  08/09/01                          10,000,000    10,002,015
Bank One NA
  4.44%,  01/31/02                           3,000,000     3,000,524
Bayerische Landesbank
  3.86%,  09/19/01                           2,500,000     2,499,618
CIT Group Holdings Inc.
  4.97%,  07/09/01                           2,500,000     2,499,938
Dorada Finance Inc.
  3.85%,  05/14/02                          10,000,000    10,000,000
First Union Corp.
  4.90%,  10/30/01                           8,000,000     8,002,804
First Union National Bank
  3.89%,  02/25/02                           5,000,000     4,999,446
Ford Motor Credit Co.
  4.93%,  07/16/01                          10,000,000    10,000,622
General Motors Acceptance Corp.
  4.50%,  08/06/01                           7,500,000     7,501,456
Goldman Sachs Group Inc.
  4.19%,  01/14/02                           5,000,000     5,004,155
  4.29%,  02/12/02                           1,000,000     1,001,474
  4.43%,  02/18/02                           1,400,000     1,403,617
  4.59%,  01/23/02                           4,000,000     4,005,104
  4.89%,  01/17/02                           2,000,000     2,002,278
  4.93%,  01/14/02                           5,000,000     5,006,798
K2 USA LLC
  3.87%,  06/17/02                         $10,000,000  $ 10,000,000
Key Bank NA
  4.01%,  03/18/02                           3,000,000     3,003,179
  4.71%,  10/26/01                           5,000,000     5,007,458
Links Finance LLC
  3.84%,  01/25/02                          10,000,000     9,997,436
Merrill Lynch & Co. Inc.
  4.00%,  09/13/01                           3,000,000     3,000,031
  4.08%,  10/12/01                           2,000,000     2,000,017
Monet Trust Class A2 Notes
  3.78%,  09/27/01                          15,000,000    15,000,000
Sigma Finance Inc.
  3.85%,  01/16/02                          10,000,000     9,998,631
US Bancorp
  5.20%,  05/08/02                          13,000,000    13,016,759
US Bank NA Minnesota
  3.93%,  07/23/01                          10,000,000    10,000,000
--------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $205,894,547)                                     205,894,547
--------------------------------------------------------------------

REPURCHASE AGREEMENTS - 4.06%
--------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 06/29/01, due
  07/02/01, with a maturity value
  of $15,005,125 and an effective
  yield of 4.10%.                           15,000,000    15,000,000
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $919 and an
  effective yield of 3.70%.                        919           919
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/29/01, due
  07/02/01, with a maturity value
  of $13,532,566 and an effective
  yield of 4.05%.                           13,528,000    13,528,000
--------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $28,528,919)                                       28,528,919
--------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.67%
(Cost $699,683,412)                                      699,683,412
--------------------------------------------------------------------

Other Assets, Less Liabilities - 0.33%                     2,230,596
--------------------------------------------------------------------

NET ASSETS - 100.00%                                    $701,914,008
--------------------------------------------------------------------
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)



Security                           Shares          Value
--------------------------------------------------------

COMMON STOCKS - 99.21%

ADVERTISING - 0.30%
--------------------------------------------------------
Interpublic Group of Companies
  Inc.*                             97,941   $ 2,874,567
Omnicom Group Inc.                  48,379     4,160,594
TMP Worldwide Inc.+*                27,852     1,646,332
--------------------------------------------------------
                                               8,681,493
--------------------------------------------------------

AEROSPACE / DEFENSE - 1.21%
--------------------------------------------------------
Boeing Co.                         227,866    12,669,350
General Dynamics Corp.              52,488     4,084,091
Goodrich (B.F.) Co.                 27,017     1,026,106
Lockheed Martin Corp.              113,397     4,201,359
Northrop Grumman Corp.              22,291     1,785,509
Raytheon Co.+                       92,881     2,465,991
United Technologies Corp.          122,995     9,010,614
--------------------------------------------------------
                                              35,243,020
--------------------------------------------------------

AIRLINES - 0.24%
--------------------------------------------------------
AMR Corp.+                          40,100     1,448,813
Delta Air Lines Inc.                32,167     1,417,921
Southwest Airlines Co.             198,966     3,678,881
U.S. Airways Group Inc.+*           17,482       424,813
--------------------------------------------------------
                                               6,970,428
--------------------------------------------------------

APPAREL - 0.18%
--------------------------------------------------------
Liz Claiborne Inc.                  13,716       691,972
Nike Inc. "B"                       70,828     2,974,068
Reebok International Ltd.+*         15,320       489,474
VF Corp.                            29,202     1,062,369
--------------------------------------------------------
                                               5,217,883
--------------------------------------------------------

AUTO MANUFACTURERS - 0.77%
--------------------------------------------------------
Ford Motor Company                 477,879    11,731,929
General Motors Corp. "A"           143,244     9,217,751
Navistar International Corp.+       15,557       437,618
PACCAR Inc.                         19,982     1,027,474
--------------------------------------------------------
                                              22,414,772
--------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.23%
--------------------------------------------------------
Cooper Tire & Rubber Co.            18,913       268,565
Dana Corp.                          38,635       901,741
Delphi Automotive Systems Corp.    146,265     2,330,001
Goodyear Tire & Rubber Co.          41,489     1,161,692
TRW Inc.                            32,628     1,337,748
Visteon Corp.                       34,164       627,934
--------------------------------------------------------
                                               6,627,681
--------------------------------------------------------
BANKS - 6.78%
--------------------------------------------------------
AmSouth Bancorp                     96,746     1,788,834
Bank of America Corp.              418,667    25,132,580
Bank of New York Co. Inc.          192,093     9,220,464
Bank One Corp.                     304,355   $10,895,909
BB&T Corp.                         106,394     3,904,660
Charter One Financial Inc.          53,955     1,721,165
Comerica Inc.                       46,658     2,687,501
Fifth Third Bancorp                150,337     9,027,737
First Union Corp.                  256,266     8,953,934
FleetBoston Financial Corp.        282,898    11,160,326
Golden West Financial Corp.         41,399     2,659,472
Huntington Bancshares Inc.          65,592     1,072,429
JP Morgan Chase & Co.              518,496    23,124,922
KeyCorp                            110,861     2,887,929
Mellon Financial Corp.             124,665     5,734,590
National City Corp.                156,860     4,828,151
Northern Trust Corp.                58,096     3,631,000
PNC Financial Services Group        75,499     4,967,079
Regions Financial Corp.             59,452     1,902,464
SouthTrust Corp.                    88,821     2,309,346
State Street Corp.                  84,956     4,204,472
SunTrust Banks Inc.                 76,281     4,941,483
Synovus Financial Corp.             75,779     2,377,945
U.S. Bancorp                       497,747    11,343,654
Union Planters Corp.                35,846     1,562,886
Wachovia Corp.                      54,927     3,908,056
Washington Mutual Inc.*            229,239     8,607,924
Wells Fargo & Company              448,205    20,810,158
Zions Bancorp                       24,100     1,421,900
--------------------------------------------------------
                                             196,788,970
--------------------------------------------------------

BEVERAGES - 2.09%
--------------------------------------------------------
Anheuser-Busch Companies Inc.      234,402     9,657,362
Brown-Forman Corp. "B"              17,884     1,143,503
Coca-Cola Co.                      649,708    29,236,860
Coca-Cola Enterprises Inc.*        109,739     1,794,233
Coors (Adolf) Company "B"            9,718       487,649
Pepsi Bottling Group Inc.           37,542     1,505,434
PepsiCo Inc.                       382,411    16,902,566
--------------------------------------------------------
                                              60,727,607
--------------------------------------------------------

BIOTECHNOLOGY - 0.73%
--------------------------------------------------------
Amgen Inc.+                        272,493    16,534,875
Biogen Inc.+                        38,750     2,106,450
Chiron Corp.+                       49,618     2,530,518
--------------------------------------------------------
                                              21,171,843
--------------------------------------------------------

BUILDING MATERIALS - 0.15%
--------------------------------------------------------
Masco Corp.*                       120,136     2,998,595
Vulcan Materials Co.                26,363     1,417,011
--------------------------------------------------------
                                               4,415,606
--------------------------------------------------------

CHEMICALS - 1.20%
--------------------------------------------------------
Air Products & Chemicals Inc.       59,545     2,724,184
Ashland Inc.                        18,177       728,898
Dow Chemical Co.                   234,396     7,793,667
Du Pont (E.I.) de Nemours*         272,376    13,139,418

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                     Shares        Value
----------------------------------------------------------------

CHEMICALS (Continued)
----------------------------------------------------------------
Eastman Chemical Co.                         20,151 $    959,792
Engelhard Corp.                              34,119      879,929
Great Lakes Chemical Corp.*                  13,132      405,122
Hercules Inc.*                               28,165      318,264
PPG Industries Inc.*                         43,949    2,310,399
Praxair Inc.                                 41,919    1,970,193
Rohm & Haas Co. "A"                          57,468    1,890,697
Sherwin-Williams Co.                         40,888      907,714
Sigma-Aldrich Corp.                          19,789      764,251
----------------------------------------------------------------
                                                      34,792,528
----------------------------------------------------------------

COMMERCIAL SERVICES - 0.85%
----------------------------------------------------------------
Block (H & R) Inc.                           23,889    1,542,035
Cendant Corp.+                              222,468    4,338,126
Concord EFS Inc.+*                           61,802    3,214,322
Convergys Corp.+                             44,635    1,350,209
Deluxe Corp.                                 18,437      532,829
Donnelley (R.R.) & Sons Co.                  30,624      909,533
Ecolab Inc.                                  33,295    1,364,096
Equifax Inc.                                 37,413    1,372,309
McKesson HBOC Inc.                           74,358    2,760,169
Moody's Corp.                                41,140    1,378,190
Paychex Inc.                                 97,498    3,899,920
Quintiles Transnational Corp.+*              30,484      769,721
Robert Half International Inc.+              45,785    1,139,589
----------------------------------------------------------------
                                                      24,571,048
----------------------------------------------------------------

COMPUTERS - 6.27%
----------------------------------------------------------------
Apple Computer Inc.+                         91,139    2,118,982
Cisco Systems Inc.+                       1,911,575   34,790,665
Compaq Computer Corp.                       441,192    6,759,061
Computer Sciences Corp.+                     44,073    1,524,926
Dell Computer Corp.+                        679,386   17,765,944
Electronic Data Systems Corp.               122,223    7,638,937
EMC Corp.+                                  576,448   16,745,814
Gateway Inc.+                                84,327    1,387,179
Hewlett-Packard Co.                         507,403   14,511,726
International Business Machines
  Corp.                                     453,819   51,508,456
Lexmark International Group Inc.
  "A"+                                       33,532    2,255,027
NCR Corp.+                                   25,229    1,185,763
Network Appliance Inc.+                      85,038    1,165,021
Palm Inc.+                                  148,117      899,070
Sapient Corp.+*                              32,073      312,712
Sun Microsystems Inc.+                      850,638   13,372,029
Unisys Corp.+                                82,709    1,216,649
Veritas Software Corp.+*                    103,774    6,904,084
----------------------------------------------------------------
                                                     182,062,045
----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.72%
----------------------------------------------------------------
Alberto-Culver Co. "B"*                      14,732      619,333
Avon Products Inc.                           61,967    2,867,833
Colgate-Palmolive Co.                       146,576    8,646,518
Gillette Co.                                275,387 $  7,983,469
International Flavors & Fragrances
  Inc.                                       24,994      628,099
Kimberly-Clark Corp.                        139,053    7,773,063
Procter & Gamble Co.                        338,244   21,579,967
----------------------------------------------------------------
                                                      50,098,282
----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.25%
----------------------------------------------------------------
Costco Wholesale Corp.+                     117,493    4,826,612
Genuine Parts Co.                            44,958    1,416,177
Grainger (W.W.) Inc.                         24,840    1,022,414
----------------------------------------------------------------
                                                       7,265,203
----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.73%
----------------------------------------------------------------
American Express Co.                        345,532   13,406,642
Bear Stearns Companies Inc.                  27,394    1,615,424
Capital One Financial Corp.                  54,473    3,268,380
Citigroup Inc.                            1,313,389   69,399,475
Countrywide Credit Industries Inc.           30,908    1,418,059
Fannie Mae                                  261,232   22,243,905
Franklin Resources Inc.                      69,113    3,163,302
Freddie Mac                                 180,858   12,660,060
Household International Inc.                121,134    8,079,638
Lehman Brothers Holdings Inc.                64,355    5,003,601
MBNA Corp.                                  222,497    7,331,276
Merrill Lynch & Co. Inc.                    219,228   12,989,259
Morgan Stanley Dean Witter & Co.            290,663   18,669,284
Providian Financial Corp.                    74,600    4,416,320
Schwab (Charles) Corp.                      362,018    5,538,875
Stilwell Financial Inc.                      57,232    1,920,706
T Rowe Price Group Inc.                      32,152    1,202,163
USA Education Inc.                           42,563    3,107,099
----------------------------------------------------------------
                                                     195,433,468
----------------------------------------------------------------

ELECTRIC - 2.67%
----------------------------------------------------------------
AES Corp.+                                  139,003    5,984,079
Allegheny Energy Inc.                        32,573    1,571,647
Ameren Corp.                                 35,804    1,528,831
American Electric Power Inc.                 84,134    3,884,467
Calpine Corp.+                               77,981    2,947,682
Cinergy Corp.                                41,565    1,452,697
CMS Energy Corp.                             34,506      960,992
Consolidated Edison Inc.*                    55,399    2,204,880
Constellation Energy Group Inc.              42,780    1,822,428
Dominion Resources Inc.                      64,592    3,883,917
DTE Energy Co.                               43,026    1,998,127
Duke Energy Corp.                           201,600    7,864,416
Edison International                         85,102      948,887
Entergy Corp.                                57,687    2,214,604
Exelon Corp.                                 83,738    5,369,281
FirstEnergy Corp.                            58,550    1,882,968
FPL Group Inc.                               45,913    2,764,422
GPU Inc.*                                    31,246    1,098,297
Mirant Corp.+                                88,663    3,050,007

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

ELECTRIC (Continued)
-----------------------------------------------------------------
Niagara Mohawk Holdings Inc.+                 41,887  $   740,981
NiSource Inc.                                 53,972    1,475,055
PG&E Corp.                                   101,120    1,132,544
Pinnacle West Capital Corp.                   22,133    1,049,104
PPL Corp.                                     38,144    2,097,920
Progress Energy Inc.                          53,782    2,415,887
Public Service Enterprise
  Group Inc.                                  54,362    2,658,302
Reliant Energy Inc.                           77,664    2,501,557
Southern Co.*                                178,923    4,159,960
TXU Corporation                               67,048    3,231,043
Xcel Energy Inc.                              89,678    2,551,339
-----------------------------------------------------------------
                                                       77,446,321
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.34%
-----------------------------------------------------------------
American Power Conversion Corp.+              50,944      802,368
Emerson Electric Co.                         111,955    6,773,277
Molex Inc.                                    51,057    1,865,112
Power-One Inc.+*                              20,585      342,534
-----------------------------------------------------------------
                                                        9,783,291
-----------------------------------------------------------------

ELECTRONICS - 0.68%
-----------------------------------------------------------------
Agilent Technologies Inc.+                   119,346    3,878,745
Applera Corp. - Applied Biosystems
  Group                                       55,191    1,476,359
Jabil Circuit Inc.+                           49,990    1,542,691
Johnson Controls Inc.                         22,642    1,640,866
Millipore Corp.                               12,295      762,044
Parker Hannifin Corp.                         30,501    1,294,462
PerkinElmer Inc.                              26,356      725,581
Sanmina Corp.+                                83,492    1,954,548
Solectron Corp.+                             170,650    3,122,895
Symbol Technologies Inc.                      59,175    1,313,685
Tektronix Inc.+                               24,459      664,062
Thermo Electron Corp.+                        47,350    1,042,647
Thomas & Betts Corp.                          15,234      336,214
-----------------------------------------------------------------
                                                       19,754,799
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
-----------------------------------------------------------------
Fluor Corp.                                   20,739      936,366
-----------------------------------------------------------------
                                                          936,366
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.21%
-----------------------------------------------------------------
Allied Waste Industries Inc.+                 51,523      962,450
Waste Management Inc.                        163,335    5,033,985
-----------------------------------------------------------------
                                                        5,996,435
-----------------------------------------------------------------

FOOD - 2.14%
-----------------------------------------------------------------
Albertson's Inc.                             105,829    3,173,812
Archer-Daniels-Midland Co.                   165,087    2,146,131
Campbell Soup Co.*                           106,603    2,745,027
ConAgra Foods Inc.                           140,289    2,779,125
General Mills Inc.                            74,308  $ 3,253,204
Heinz (H.J.) Co.                              91,013    3,721,522
Hershey Foods Corp.                           35,670    2,201,196
Kellogg Co.                                  105,969    3,073,101
Kroger Co.+                                  211,792    5,294,800
Quaker Oats Co.                               34,534    3,151,227
Ralston Purina Group                          80,940    2,429,819
Safeway Inc.+                                132,023    6,337,104
Sara Lee Corp.                               205,416    3,890,579
SUPERVALU Inc.                                34,594      607,125
Sysco Corp.                                  175,650    4,768,897
Unilever NV - NY Shares                      149,318    8,894,873
Winn-Dixie Stores Inc.                        36,719      959,467
Wrigley (William Jr.) Co.                     58,995    2,763,916
-----------------------------------------------------------------
                                                       62,190,925
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.49%
-----------------------------------------------------------------
Boise Cascade Corp.                           15,025      528,429
Georgia-Pacific Corp.                         58,985    1,996,642
International Paper Co.                      126,169    4,504,233
Louisiana-Pacific Corp.                       27,212      319,197
Mead Corp.                                    25,906      703,089
Potlatch Corp.                                 7,411      255,013
Temple-Inland Inc.                            12,872      685,949
Westvaco Corp.                                26,296      638,730
Weyerhaeuser Co.                              56,241    3,091,568
Willamette Industries Inc.                    28,633    1,417,333
-----------------------------------------------------------------
                                                       14,140,183
-----------------------------------------------------------------

GAS - 0.13%
-----------------------------------------------------------------
KeySpan Corp.                                 35,903    1,309,741
NICOR Inc.                                    11,892      463,550
ONEOK Inc.                                    15,548      306,296
Peoples Energy Corp.                           9,275      372,855
Sempra Energy                                 53,763    1,469,880
-----------------------------------------------------------------
                                                        3,922,322
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
-----------------------------------------------------------------
Black & Decker Corp.                          21,226      837,578
Snap-On Inc.                                  15,133      365,613
Stanley Works (The)                           22,248      931,524
-----------------------------------------------------------------
                                                        2,134,715
-----------------------------------------------------------------

HEALTH CARE - 3.36%
-----------------------------------------------------------------
Aetna Inc.+                                   37,184      961,950
Bard (C.R.) Inc.                              13,226      753,221
Bausch & Lomb Inc.                            14,037      508,701
Baxter International Inc.                    154,738    7,582,162
Becton Dickinson & Co.                        67,306    2,408,882
Biomet Inc.                                   46,698    2,244,306
Boston Scientific Corp.+                     104,892    1,783,164
Guidant Corp.+                                80,191    2,886,876
HCA - The Healthcare Company                 140,408    6,345,038
Healthsouth Corp.+                           101,815    1,625,986

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                   Shares         Value
---------------------------------------------------------------

HEALTH CARE (Continued)
---------------------------------------------------------------
Humana Inc.+                               44,427  $    437,606
Johnson & Johnson                         790,906    39,545,300
Manor Care Inc.+                           26,849       852,456
Medtronic Inc.                            315,673    14,524,115
St. Jude Medical Inc.+                     22,370     1,342,200
Stryker Corp.*                             51,231     2,810,020
Tenet Healthcare Corp.+                    84,700     4,369,673
UnitedHealth Group Inc.                    82,854     5,116,234
Wellpoint Health Networks Inc.+            16,495     1,554,489
---------------------------------------------------------------
                                                     97,652,379
---------------------------------------------------------------

HOME BUILDERS - 0.05%
---------------------------------------------------------------
Centex Corp.                               15,535       633,051
KB HOME*                                   11,604       350,093
Pulte Corp.*                               10,968       467,566
---------------------------------------------------------------
                                                      1,450,710
---------------------------------------------------------------

HOME FURNISHINGS - 0.10%
---------------------------------------------------------------
Leggett & Platt Inc.                       51,298     1,130,095
Maytag Corp.                               19,864       581,221
Whirlpool Corp.                            17,442     1,090,125
---------------------------------------------------------------
                                                      2,801,441
---------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.25%
---------------------------------------------------------------
American Greetings Corp. "A"               16,574       182,314
Avery Dennison Corp.                       28,772     1,468,811
Clorox Co.                                 61,731     2,089,594
Fortune Brands Inc.                        39,901     1,530,602
Newell Rubbermaid Inc.                     69,672     1,748,767
Tupperware Corp.                           15,152       355,011
---------------------------------------------------------------
                                                      7,375,099
---------------------------------------------------------------

INSURANCE - 4.40%
---------------------------------------------------------------
AFLAC Inc.                                137,328     4,324,459
Allstate Corp.                            189,181     8,322,072
Ambac Financial Group Inc.                 27,624     1,607,717
American General Corp.                    130,394     6,056,801
American International Group Inc.         608,833    52,359,638
AON Corp.                                  68,392     2,393,702
Chubb Corp.                                45,792     3,545,675
CIGNA Corp.                                39,069     3,743,592
Cincinnati Financial Corp.                 42,017     1,659,671
Conseco Inc.+*                             88,190     1,203,793
Hancock (John) Financial
  Services Inc.                            80,400     3,236,904
Hartford Financial Services
  Group Inc.                               61,906     4,234,370
Jefferson-Pilot Corp.                      39,767     1,921,541
Lincoln National Corp.                     49,079     2,539,838
Loews Corp.                                51,554     3,321,624
Marsh & McLennan Companies Inc.            71,963     7,268,263
MBIA Inc.                                  38,735     2,156,765
MetLife Inc.*                             195,816     6,066,380
MGIC Investment Corp.                      27,943  $  2,029,780
Progressive Corporation*                   19,287     2,607,410
SAFECO Corp.*                              33,387       984,916
St. Paul Companies Inc.                    55,990     2,838,133
Torchmark Corp.                            32,755     1,317,079
UNUMProvident Corp.                        63,061     2,025,519
---------------------------------------------------------------
                                                    127,765,642
---------------------------------------------------------------

IRON / STEEL - 0.06%
---------------------------------------------------------------
Allegheny Technologies Inc.                20,996       379,818
Nucor Corp.*                               20,235       989,289
USX-U.S. Steel Group Inc.                  23,155       466,573
---------------------------------------------------------------
                                                      1,835,680
---------------------------------------------------------------

LEISURE TIME - 0.37%
---------------------------------------------------------------
Brunswick Corp.                            22,892       550,095
Carnival Corp. "A"*                       152,704     4,688,013
Harley-Davidson Inc.*                      79,016     3,720,073
Sabre Holdings Corp.+                      34,697     1,734,850
---------------------------------------------------------------
                                                     10,693,031
---------------------------------------------------------------

LODGING - 0.25%
---------------------------------------------------------------
Harrah's Entertainment Inc.+*              30,586     1,079,686
Hilton Hotels Corp.                        96,328     1,117,405
Marriott International Inc. "A"*           63,694     3,015,274
Starwood Hotels & Resorts Worldwide
  Inc.                                     51,893     1,934,571
---------------------------------------------------------------
                                                      7,146,936
---------------------------------------------------------------

MACHINERY - 0.45%
---------------------------------------------------------------
Caterpillar Inc.*                          89,630     4,485,982
Cummins Engine Company Inc.                10,782       417,263
Deere & Co.                                61,293     2,319,940
Dover Corp.                                53,058     1,997,634
Ingersoll-Rand Co.                         41,754     1,720,265
McDermott International Inc.+              15,988       186,260
Rockwell International Corp.               47,722     1,819,163
---------------------------------------------------------------
                                                     12,946,507
---------------------------------------------------------------

MANUFACTURERS - 6.58%
---------------------------------------------------------------
Cooper Industries Inc.                     24,458       968,292
Crane Co.                                  15,562       482,422
Danaher Corp.                              37,252     2,086,112
Eastman Kodak Co.                          75,754     3,536,197
Eaton Corp.                                17,965     1,259,347
FMC Corp.+                                  8,132       557,530
General Electric Co.                    2,594,421   126,478,024
Honeywell International Inc.              211,381     7,396,221
Illinois Tool Works Inc.                   79,417     5,027,096
ITT Industries Inc.                        23,004     1,017,927
Minnesota Mining & Manufacturing
  Co.                                     103,419    11,800,108
National Service Industries Inc.           10,722       241,996

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                  Shares        Value
-------------------------------------------------------------

MANUFACTURERS (Continued)
-------------------------------------------------------------
Pall Corp.                                32,034  $   753,760
Textron Inc.                              36,802    2,025,582
Tyco International Ltd.                  505,798   27,565,991
-------------------------------------------------------------
                                                  191,196,605
-------------------------------------------------------------

MEDIA - 4.81%
-------------------------------------------------------------
AOL Time Warner Inc.+                  1,157,191   61,331,123
Clear Channel Communications Inc.+       153,470    9,622,569
Comcast Corp. "A"+*                      246,819   10,711,945
Dow Jones & Co. Inc.                      22,553    1,346,640
Gannett Co. Inc.                          69,043    4,549,934
Knight Ridder Inc.*                       19,123    1,133,994
McGraw-Hill Companies Inc.                50,958    3,370,872
Meredith Corp.                            13,021      466,282
New York Times Co. "A"                    41,546    1,744,932
Tribune Co.                               77,938    3,118,299
Univision Communications Inc.+*           54,444    2,329,114
Viacom Inc. "B"+                         464,971   24,062,249
Walt Disney Co. (The)                    545,887   15,770,675
-------------------------------------------------------------
                                                  139,558,628
-------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
-------------------------------------------------------------
Timken Co.                                15,717      266,246
Worthington Industries Inc.               22,321      303,566
-------------------------------------------------------------
                                                      569,812
-------------------------------------------------------------

MINING - 0.63%
-------------------------------------------------------------
Alcan Aluminum Ltd.                       83,398    3,504,384
Alcoa Inc.                               225,401    8,880,799
Barrick Gold Corp.*                      103,465    1,567,495
Freeport-McMoRan Copper &
  Gold Inc.+                              37,642      415,944
Homestake Mining Company                  68,841      533,518
Inco Ltd.+*                               47,516      820,126
Newmont Mining Corp.*                     51,059      950,208
Phelps Dodge Corp.                        20,579      854,029
Placer Dome Inc.                          85,587      838,753
-------------------------------------------------------------
                                                   18,365,256
-------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.15%
-------------------------------------------------------------
Pitney Bowes Inc.                         64,454    2,714,802
Xerox Corp.*                             181,306    1,735,098
-------------------------------------------------------------
                                                    4,449,900
-------------------------------------------------------------

OIL & GAS PRODUCERS - 6.07%
-------------------------------------------------------------
Amerada Hess Corp.*                       23,284    1,881,347
Anadarko Petroleum Corp.                  65,430    3,535,183
Apache Corp.                              32,782    1,663,687
Burlington Resources Inc.                 55,266    2,207,877
Chevron Corp.*                           167,504   15,159,112
Conoco Inc. "B"                          163,165    4,715,469
Devon Energy Corp.                        33,771  $ 1,772,978
EOG Resources Inc.                        30,255    1,075,565
Exxon Mobil Corp.                        901,049   78,706,630
Kerr-McGee Corp.*                         24,731    1,638,923
Kinder Morgan Inc.*                       29,907    1,502,827
Nabors Industries Inc.+                   38,359    1,426,955
Noble Drilling Corp.+                     35,019    1,146,872
Occidental Petroleum Corp.                96,801    2,573,939
Phillips Petroleum Co.*                   66,812    3,808,284
Rowan Companies Inc.+                     24,664      545,074
Royal Dutch Petroleum Co. -
  NY Shares                              560,016   32,632,132
Sunoco Inc.                               21,877      801,355
Texaco Inc.                              143,946    9,586,804
Tosco Corp.                               40,325    1,776,316
Transocean Sedco Forex Inc.               83,050    3,425,812
Unocal Corp.                              63,561    2,170,608
USX-Marathon Group Inc.                   80,625    2,379,244
-------------------------------------------------------------
                                                  176,132,993
-------------------------------------------------------------

OIL & GAS SERVICES - 0.51%
-------------------------------------------------------------
Baker Hughes Inc.                         87,633    2,935,706
Halliburton Co.                          112,077    3,989,941
Schlumberger Ltd.                        149,703    7,881,863
-------------------------------------------------------------
                                                   14,807,510
-------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
-------------------------------------------------------------
Ball Corp.                                 7,185      341,719
Bemis Co.                                 13,783      553,663
Pactiv Corp.+                             41,478      555,805
Sealed Air Corp.+                         21,871      814,695
-------------------------------------------------------------
                                                    2,265,882
-------------------------------------------------------------

PHARMACEUTICALS - 8.35%
-------------------------------------------------------------
Abbott Laboratories                      404,578   19,423,790
Allergan Inc.                             34,399    2,941,115
American Home Products Corp.             343,333   20,064,381
Bristol-Myers Squibb Co.                 507,569   26,545,859
Cardinal Health Inc.                     116,481    8,037,189
Forest Laboratories Inc. "A"+             46,030    3,268,130
King Pharmaceuticals Inc.+                44,777    2,406,764
Lilly (Eli) and Company                  293,575   21,724,550
MedImmune Inc.+                           55,612    2,624,886
Merck & Co. Inc.                         598,866   38,273,526
Pfizer Inc.                            1,648,849   66,036,402
Pharmacia Corporation                    339,763   15,612,110
Schering-Plough Corp.                    382,092   13,847,014
Watson Pharmaceuticals Inc.+*             27,626    1,702,867
-------------------------------------------------------------
                                                  242,508,583
-------------------------------------------------------------

PIPELINES - 0.85%
-------------------------------------------------------------
Dynegy Inc. "A"*                          85,188    3,961,242
El Paso Corp.                            133,005    6,988,083
Enron Corp.                              194,897    9,549,953

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                  Shares         Value
--------------------------------------------------------------

PIPELINES (Continued)
--------------------------------------------------------------
Williams Companies Inc.                  126,578  $  4,170,745
--------------------------------------------------------------
                                                    24,670,023
--------------------------------------------------------------

RETAIL - 6.01%
--------------------------------------------------------------
AutoZone Inc.+                            29,204     1,095,135
Bed Bath & Beyond Inc.+                   75,389     2,261,670
Best Buy Co. Inc.+                        54,673     3,472,829
Big Lots Inc.+                            29,561       404,394
Circuit City Stores Inc.                  54,305       977,490
CVS Corp.                                102,759     3,966,497
Darden Restaurants Inc.                   30,796       859,208
Dillards Inc. "A"                         22,203       339,040
Dollar General Corp.                      86,375     1,684,313
Federated Department Stores Inc.+         51,656     2,195,380
Gap Inc. (The)                           224,537     6,511,573
Home Depot Inc.                          609,566    28,375,297
Kmart Corp.+                             127,946     1,467,541
Kohls Corp.+*                             87,047     5,460,458
Limited Inc.                             111,368     1,839,799
Longs Drug Stores Corp.                    9,872       212,742
Lowe's Companies Inc.                    100,467     7,288,881
May Department Stores Co.                 78,033     2,673,411
McDonald's Corp.                         337,759     9,139,759
Nordstrom Inc.*                           34,923       647,822
Office Depot Inc.+                        77,712       806,651
Penney (J.C.) Company Inc.                68,729     1,811,696
RadioShack Corp.                          48,398     1,476,139
Sears, Roebuck and Co.                    85,831     3,631,510
Staples Inc.+                            119,158     1,905,336
Starbucks Corp.+*                         99,252     2,282,796
Target Corp.                             234,809     8,124,391
Tiffany & Co.                             38,106     1,380,199
TJX Companies Inc.                        73,220     2,333,521
Toys R Us Inc.+                           51,612     1,277,397
Tricon Global Restaurants Inc.+*          38,380     1,684,882
Walgreen Co.                             265,861     9,079,153
Wal-Mart Stores Inc.                   1,167,779    56,987,615
Wendy's International Inc.                29,717       758,972
--------------------------------------------------------------
                                                   174,413,497
--------------------------------------------------------------

SEMICONDUCTORS - 4.13%
--------------------------------------------------------------
Advanced Micro Devices Inc.+              89,839     2,594,550
Altera Corp.+                            101,029     2,929,841
Analog Devices Inc.+                      93,963     4,063,900
Applied Materials Inc.+                  212,353    10,426,532
Applied Micro Circuits Corp.*             78,532     1,350,750
Broadcom Corp. "A"+                       67,908     2,903,746
Conexant Systems Inc.+                    64,496       577,239
Intel Corp.                            1,756,485    51,377,186
KLA-Tencor Corp.+*                        48,467     2,833,865
Linear Technology Corp.                   83,071     3,673,400
LSI Logic Corp.+*                         94,374     1,774,231
Maxim Integrated Products Inc.+           85,778     3,792,245
Micron Technology Inc.+                  155,730     6,400,503
National Semiconductor Corp.+             45,276     1,318,437
Novellus Systems Inc.+                    37,254  $  2,115,655
QLogic Corp.+                             24,098     1,553,116
Teradyne Inc.+                            45,539     1,507,341
Texas Instruments Inc.                   453,427    14,282,951
Vitesse Semiconductor Corp.+*             47,843     1,006,617
Xilinx Inc.+                              86,853     3,581,818
--------------------------------------------------------------
                                                   120,063,923
--------------------------------------------------------------

SOFTWARE - 6.21%
--------------------------------------------------------------
Adobe Systems Inc.                        62,425     2,933,975
Autodesk Inc.                             14,097       525,818
Automatic Data Processing Inc.           163,084     8,105,275
BMC Software Inc.+                        63,650     1,434,671
BroadVision Inc.+                         71,430       357,150
Citrix Systems Inc.+*                     48,207     1,682,424
Computer Associates International
  Inc.                                   150,496     5,417,856
Compuware Corp.+                          96,058     1,343,851
First Data Corp.                         102,364     6,576,887
Fiserv Inc.+                              32,487     2,078,518
IMS Health Inc.                           76,944     2,192,904
Intuit Inc.+                              54,466     2,178,095
Mercury Interactive Corp.+                21,592     1,293,361
Microsoft Corp.+                       1,405,724   102,617,852
Novell Inc.+                              82,898       471,690
Oracle Corp.+                          1,466,147    27,856,793
Parametric Technology Corp.+              69,027       965,688
PeopleSoft Inc.+                          76,756     3,778,698
Siebel Systems Inc.+                     118,399     5,552,913
Yahoo! Inc.+*                            148,065     2,959,819
--------------------------------------------------------------
                                                   180,324,238
--------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.64%
--------------------------------------------------------------
ADC Telecommunications Inc.+*            204,153     1,347,410
Andrew Corp.+                             21,256       392,173
Avaya Inc.+                               74,105     1,015,239
Comverse Technology Inc.+                 44,680     2,574,462
JDS Uniphase Corp.+                      343,808     4,297,600
Lucent Technologies Inc.                 889,552     5,515,222
Motorola Inc.                            573,626     9,499,247
Nortel Networks Corp.                    832,174     7,514,531
QUALCOMM Inc.+                           197,781    11,566,233
Scientific-Atlanta Inc.                   42,557     1,727,814
Tellabs Inc.+                            106,883     2,060,704
--------------------------------------------------------------
                                                    47,510,635
--------------------------------------------------------------

TELECOMMUNICATIONS - 2.38%
--------------------------------------------------------------
Cabletron Systems Inc.+                   49,303     1,126,574
Citizen Communications Co.+*              74,560       896,957
Corning Inc.                             242,985     4,060,279
Global Crossing Ltd.+*                   231,513     2,000,272
Nextel Communications Inc. "A"+*         199,829     3,497,008
Qwest Communications International
  Inc.                                   433,863    13,827,214

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


Security                                 Shares            Value
----------------------------------------------------------------

TELECOMMUNICATIONS (Continued)
----------------------------------------------------------------
Sprint Corp. (PCS Group)+*              244,766   $    5,911,099
Verizon Communications Inc.             706,383       37,791,491
----------------------------------------------------------------
                                                      69,110,894
----------------------------------------------------------------

TELEPHONE - 3.33%
----------------------------------------------------------------
Alltel Corp.                             81,757        5,008,434
AT&T Corp.                              901,155       19,825,410
BellSouth Corp.                         489,506       19,712,407
CenturyTel Inc.*                         36,827        1,115,858
SBC Communications Inc.                 879,628       35,237,898
Sprint Corp. (FON Group)                231,519        4,945,246
WorldCom Inc.+                          754,319       10,711,330
----------------------------------------------------------------
                                                      96,556,583
----------------------------------------------------------------
TEXTILES - 0.07%
----------------------------------------------------------------
Cintas Corp.*                            44,127        2,040,874
----------------------------------------------------------------
                                                       2,040,874
----------------------------------------------------------------

TOBACCO - 1.05%
----------------------------------------------------------------
Philip Morris Companies Inc.            574,489       29,155,317
UST Inc.                                 42,611        1,229,753
----------------------------------------------------------------
                                                      30,385,070
----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.10%
----------------------------------------------------------------
Hasbro Inc.                              45,068          651,233
Mattel Inc.                             112,562        2,129,673
----------------------------------------------------------------
                                                       2,780,906
----------------------------------------------------------------

TRANSPORTATION - 0.48%
----------------------------------------------------------------
Burlington Northern Santa Fe Corp.      102,347        3,087,809
CSX Corp.                                55,744        2,020,163
FedEx Corp.+                             80,204        3,224,201
Norfolk Southern Corp.                  100,489        2,080,122
Union Pacific Corp.                      64,725        3,554,050
----------------------------------------------------------------
                                                      13,966,345
----------------------------------------------------------------

TRUCKING & LEASING - 0.01%
----------------------------------------------------------------
Ryder System Inc.                        15,792          309,523
----------------------------------------------------------------
                                                         309,523
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,707,791,274)                             2,880,442,339
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.91%
----------------------------------------------------------------
Dreyfus Money Market Fund++         $41,692,416   $   41,692,416
Federal Home Loan Mortgage
  Corporation Discount Note
  3.86%, 07/03/01++                   6,685,522        6,685,522
Goldman Sachs Financial Square
  Prime Obligation Fund++            22,168,179       22,168,179
Providian Temp Cash Money Market
  Fund++                             41,792,428       41,792,428
U.S. Treasury Bill
  3.52%,** 09/27/01+++                1,400,000        1,387,956
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $113,726,739)                                 113,726,501
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.74%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $21,420,109 and
  an effective yield of 3.70%.       21,413,506       21,413,506
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $21,413,506)                                   21,413,506
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 103.86%
(Cost $2,842,931,519)                              3,015,582,346
----------------------------------------------------------------

Other Assets, Less Liabilities - (3.86%)            (112,213,904)
----------------------------------------------------------------

NET ASSETS - 100.00%                              $2,903,368,442
----------------------------------------------------------------
----------------------------------------------------------------

*     Denotes all or part of security on loan. See Note 4.
**    Yield to Maturity.
+     Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.


The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

                                                     Asset Allocation        Bond Index     Money Market      S&P 500 Index
                                                     Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                     $393,118,069      $507,308,821      $699,683,412    $2,842,931,519
                                                        ------------      ------------      ------------    --------------
Investments at market value (Note 1)+                   $396,036,187      $514,218,690      $699,683,412    $3,015,582,346
Cash                                                              --                --                --               724
Receivables:
 Investment securities sold                                   94,354         1,067,443                --         1,111,121
 Dividends and interest                                    2,137,090         8,491,662         2,407,972         2,573,663
 Due from broker -- variation margin                          37,600                --                --            95,175
                                                        ------------      ------------      ------------    --------------
Total Assets                                             398,305,231       523,777,795       702,091,384     3,019,363,029
                                                        ------------      ------------      ------------    --------------
LIABILITIES
Payables:
 Investment securities purchased                             255,297           998,310                --         3,270,489
 Collateral for securities loaned (Note 4)                32,708,448        30,357,899                --       112,338,545
 Advisory fees (Note 2)                                      319,404           105,607           177,376           385,553
                                                        ------------      ------------      ------------    --------------
Total Liabilities                                         33,283,149        31,461,816           177,376       115,994,587
                                                        ------------      ------------      ------------    --------------
NET ASSETS                                              $365,022,082      $492,315,979      $701,914,008    $2,903,368,442
                                                        ============      ============      ============    ==============
---------------------------------------------------------------------------------------------------------------------------

+ Includes securities on loan with market values of $31,794,447, $29,688,839, $ -- and $108,650,593, respectively. See Note 4.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

                                                           Asset Allocation         Bond Index      Money Market     S&P 500 Index
                                                           Master Portfolio   Master Portfolio  Master Portfolio  Master Portfolio
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends+                                                   $   1,617,039        $        --      $         --    $   17,792,428

 Interest                                                         3,187,087         14,644,226        17,260,676           871,088
 Securities lending income                                           12,796             36,068                --            66,618
                                                              -------------        -----------      ------------    --------------
Total investment income                                           4,816,922         14,680,294        17,260,676        18,730,134
                                                              -------------        -----------      ------------    --------------
EXPENSES (Note 2)
 Advisory fees                                                      666,813            189,076           329,007           738,193
                                                              -------------        -----------      ------------    --------------
Total expenses                                                      666,813            189,076           329,007           738,193
                                                              -------------        -----------      ------------    --------------
Net investment income                                             4,150,109         14,491,218        16,931,669        17,991,941
                                                              -------------        -----------      ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments                 (4,689,874)           247,671            12,926        53,207,201
 Net realized loss on sale of futures contracts                    (914,972)                --                --        (1,743,544)
 Net change in unrealized appreciation (depreciation)
  of investments                                                (18,825,209)         1,179,640                --      (284,704,909)
 Net change in unrealized appreciation (depreciation)
  of futures contracts                                              (99,600)                --                --           154,737
                                                              -------------        -----------      ------------    --------------
Net gain (loss) on investments                                  (24,529,655)         1,427,311            12,926      (233,086,515)
                                                              -------------        -----------      ------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $ (20,379,546)       $15,918,529      $ 16,944,595    $ (215,094,574)
                                                              =============        ===========      ============    ==============
----------------------------------------------------------------------------------------------------------------------------------

+ Net of foreign withholding tax of $9,068, $ --, $ -- and $95,587, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                         Asset Allocation Master Portfolio         Bond Index Master Portfolio
                                                       ------------------------------------  -----------------------------------
                                                         For the Six                          For the Six
                                                         Months Ended             For the    Months Ended              For the
                                                        June 30, 2001          Year Ended   June 30, 2001           Year Ended
                                                          (Unaudited)   December 31, 2000     (Unaudited)    December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                   $  4,150,109       $  14,714,642    $ 14,491,218        $  29,718,038
 Net realized gain (loss)                                  (5,604,846)         58,575,728         247,671           (7,866,535)
 Net change in unrealized appreciation (depreciation)     (18,924,809)        (63,241,487)      1,179,640           27,573,231
                                                         ------------       -------------    ------------        -------------
Net increase (decrease) in net assets resulting from
 operations                                               (20,379,546)         10,048,883      15,918,529           49,424,734
                                                         ------------       -------------    ------------        -------------
Interestholder transactions:
 Contributions                                             45,556,510         130,927,670      82,808,280          173,591,447
 Withdrawals                                              (97,186,458)       (266,222,959)    (57,289,463)        (216,581,461)
                                                         ------------       -------------    ------------        -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                              (51,629,948)       (135,295,289)     25,518,817          (42,990,014)
                                                         ------------       -------------    ------------        -------------
Increase (decrease) in net assets                         (72,009,494)       (125,246,406)     41,437,346            6,434,720

NET ASSETS:
Beginning of period                                       437,031,576         562,277,982     450,878,633          444,443,913
                                                         ------------       -------------    ------------        -------------
End of period                                            $365,022,082       $ 437,031,576    $492,315,979        $ 450,878,633
                                                         ============       =============    ============        =============
---------------------------------------------------------------------------------------------------------------------------------


                                                               Money Market Master Portfolio         S&P 500 Index Master Portfolio
                                                          ----------------------------------     ----------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended             For the      Months Ended               For the
                                                          June 30, 2001          Year Ended     June 30, 2001            Year Ended
                                                            (Unaudited)   December 31, 2000       (Unaudited)     December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                    $    16,931,669     $    26,598,971    $   17,991,941    $    47,775,321
 Net realized gain                                                 12,926                  22        51,463,657        854,753,964
 Net change in unrealized appreciation (depreciation)                  --                  --      (284,550,172)    (1,244,831,494)
                                                          ---------------     ---------------    --------------    ---------------
Net increase (decrease) in net assets resulting from
 operations                                                    16,944,595          26,598,993      (215,094,574)      (342,302,209)
                                                          ---------------     ---------------    --------------    ---------------
Interestholder transactions:
 Contributions                                              1,955,251,771       1,633,105,244       550,527,912      1,599,306,476
 Withdrawals                                               (1,783,579,543)     (1,391,880,314)     (660,154,579)    (2,856,439,610)
                                                          ---------------     ---------------    --------------    ---------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                  171,672,228         241,224,930      (109,626,667)    (1,257,133,134)
                                                          ---------------     ---------------    --------------    ---------------
Increase (decrease) in net assets                             188,616,823         267,823,923      (324,721,241)    (1,599,435,343)

NET ASSETS:
Beginning of period                                           513,297,185         245,473,262     3,228,089,683      4,827,525,026
                                                          ---------------     ---------------    --------------    ---------------
End of period                                             $   701,914,008     $   513,297,185    $2,903,368,442    $ 3,228,089,683
                                                          ===============     ===============    ==============    ===============
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.      Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     Security Transactions And Income Recognition

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     Change in Accounting Policy

     Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, these Master Portfolios did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Asset Allocation and Bond Index Master Portfolios, but resulted in a decrease in undistributed net investment income of $66,905 and $2,208,617, respectively, with a corresponding increase in net unrealized appreciation (depreciation) of $66,905 and $2,208,617, respectively, based on securities held by these Master Portfolios on January 1, 2001.

     The effect of this change on the Asset Allocation Master Portfolio for the six months ended June 30, 2001 was to decrease net investment income by $56,697, increase net unrealized appreciation (depreciation) by $34,198, and increase net realized gain (loss) by $22,499. The effect on the Bond Index Master Portfolio for the six months ended June 30, 2001 was to decrease net investment income by $820,243, increase net unrealized appreciation (depreciation) by $494,368, and increase net realized gain (loss) by $325,875. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     Federal Income Taxes

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (E.G. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Futures Contracts

     The Master Portfolios, with the exception of the Money Market Master Portfolio, may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2001, the open futures contracts outstanding were as follows:

     -------------------------------------------------------------------------------------------------------------
                                             Number of     Futures   Expiration   Notional        Net Unrealized
     Master Portfolio                        Contracts      Index       Date      Contract Value  Depreciation
     -------------------------------------------------------------------------------------------------------------
     Asset Allocation Master Portfolio           32         S&P 500    9/21/01   $ 9,853,600      $(423,600)
     S&P 500 Index Master Portfolio              81         S&P 500    9/21/01    24,941,925       (568,363)
     -------------------------------------------------------------------------------------------------------------

     The Asset Allocation and the S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $700,000 and $1,400,000, respectively.

     Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     The repurchase agreements held by the Master Portfolios at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                                    Aggregate Market
Master Portfolio                   Repurchase Agreement     Interest Rate(s)     Maturity Date(s)              Value
---------------------------------------------------------------------------------------------------------------------
                                   Investors Bank & Trust
Asset Allocation Master Portfolio  Tri-Party                        6.75%               05/15/05         $10,970,227
                                   Investors Bank & Trust
Bond Index Master Portfolio        Tri-Party                         6.75               05/15/05           3,037,744
Money Market Master Portfolio      Goldman Sachs Tri-Party           6.00               05/01/31          15,300,001
                                   Investors Bank & Trust
                                   Tri-Party                         6.75               05/15/05              10,734
                                   Merrill Lynch Tri-Party    6.45 - 7.56    10/01/02 - 06/01/35          13,799,950
                                   Investors Bank & Trust
S&P 500 Index Master Portfolio     Tri-Party                         6.75               05/15/05          21,843,847
---------------------------------------------------------------------------------------------------------------------

2.      Agreements and Other Transactions with Affilitates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolios, related to the purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.      Investment Portfolio Transactions

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2001 were as follows:

          -----------------------------------------------------------------------------------------------
                                               U.S. Government Obligations         Other Securities
                                            --------------------------------  ---------------------------
          Master Portfolio                        Purchases       Sales         Purchases         Sales
          -----------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio     $77,040,808   $44,775,434     $ 10,519,356   $ 49,059,836
          Bond Index Master Portfolio            79,136,962    73,074,763       61,782,666     28,152,319
          S&P 500 Index Master Portfolio                 --            --      122,953,122    176,817,818
          -----------------------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     At June 30, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

          --------------------------------------------------------------------------------------------------------------
                                                            Tax       Unrealized         Unrealized       Net Unrealized
          Master Portfolio                                 Cost     Appreciation       Depreciation         Appreciation
          --------------------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio      $  393,572,699     $ 33,989,463      $ (31,525,975)        $  2,463,488
          Bond Index Master Portfolio               510,011,806        9,203,176         (4,996,292)           4,206,884
          S&P 500 Index Master Portfolio          2,842,931,519      540,830,019       (368,179,192)         172,650,827
          --------------------------------------------------------------------------------------------------------------

     At June 30, 2001, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  Portfolio Securities Loaned

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 and the value of the related collateral were as follows:

               -------------------------------------------------------------------------
                                                              Value Of          Value Of
               Master Portfolio                             Securities        Collateral
               -------------------------------------------------------------------------
               Asset Allocation Master Portfolio          $ 31,794,447      $ 32,708,448
               Bond Index Master Portfolio                  29,688,839        30,357,899
               S&P 500 Index Master Portfolio              108,650,593       112,338,545
               -------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Highlights

     Financial highlights for each of the Master Portfolios were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                           SIX       FOR THE        FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                  MONTHS ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 JUNE 30, 2001  DECEMBER 31,   DECEMBER 31,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,
                                   (UNAUDITED)          2000      1999/(1)/          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Master
 Portfolio
 Ratio of expenses to average
  net assets/(3)/                  0.35%            0.35%        0.35%          0.35%             0.35%        0.35%       0.35%
 Ratio of net investment
  income to average net
  assets/(3)/                      2.18%/(5)/       2.82%        2.75%          2.24%             3.76%        4.35%       4.03%
 Portfolio turnover rate             24%              53%          39%            33%               57%          43%         40%
 Total return                     (4.87)%/(2)/      1.51%       10.35%/(2)/    18.23%            27.50%       13.49%      23.94%
Bond Index Master Portfolio
 Ratio of expenses to average
  net assets/(3)/                  0.08%            0.08%        0.08%          0.08%             0.08%        0.09%       0.09%
 Ratio of net investment
  income to average net
  assets/(3)/                      6.13%/(5)/       6.73%        6.44%          6.31%             6.73%        6.83%       6.43%
 Portfolio turnover rate             22%              52%          25%            28%               59%          39%         21%
 Total return                      3.45%/(2)/      11.91%       (0.67)%/(2)/    6.39%            10.51%        4.47%      12.32%
Money Market Master Portfolio
 Ratio of expenses to average
  net assets/(3)/                  0.10%            0.10%        0.10%          0.10%/(4)/         N/A          N/A         N/A
 Ratio of net investment
  income to average net
  assets/(3)/                      5.19%            6.43%        5.23%          5.17%/(4)/         N/A          N/A         N/A
 Total return                      2.62%/(2)/       6.52%        4.44%/(2)/     2.61%/(2)(4)/      N/A          N/A         N/A
S&P 500 Index Master Portfolio
 Ratio of expenses to average
  net assets/(3)/                  0.05%            0.05%        0.05%          0.05%             0.05%        0.05%       0.05%
 Ratio of net investment
  income to average net
  assets/(3)/                      1.21%            1.22%        1.44%          1.61%             1.89%        2.31%       2.68%
 Portfolio turnover rate              4%              10%           7%            11%                6%           4%          2%
 Total return                     (6.71)%/(2)/     (9.19)%      19.82%/(2)/    19.65%            34.77%       25.97%      34.50%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year end from February 28 to December 31.
/(2)/  Not annualized.
/(3)/  Annualized for periods of less than one year.
/(4)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(5)/ Effective January 1, 2001 the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 for the Asset Allocation and Bond Index Master Portfolios was to decrease the ratio of net investment income to average net assets from 2.21% to 2.18% and 6.47% to 6.13%, respectively. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

                                           Barclays Global Investors Funds, Inc.
                                           c/o Investors Bank and Trust Co.
                                           200 Clarendon Street
                                           Boston, MA 02116